Capital World Bond Fund®
Investment portfolio
September 30, 2020
unaudited
Bonds, notes & other debt instruments 94.76% Euros 16.65%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,812
Allianz SE 0.25% 2023	1,900	2,258
Allianz SE 1.375% 2031	1,900	2,505
Allianz SE 5.625% 2042 (3-month EUR-LIBOR + 5.00% on 10/17/2022)[1]	800	1,034
Allianz SE 4.75% (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	18,072
Altria Group, Inc. 2.20% 2027	33,268	42,231
American Honda Finance Corp. 1.60% 2022	3,830	4,604
American Honda Finance Corp. 1.95% 2024	3,110	3,911
Anglo American Capital PLC 1.625% 2026	3,900	4,766
Anheuser-Busch InBev NV 1.125% 2027	3,275	4,037
AT&T Inc. 1.60% 2028	2,290	2,847
AT&T Inc. 2.05% 2032	6,250	7,973
Bank of Communications Co., Ltd. 3.625% 2026 (5-year EUR-EURIBOR + 3.00% on 10/3/2021)[1]	400	475
Bayer Capital Corp. BV 1.50% 2026	5,400	6,709
Bayer Capital Corp. BV 2.125% 2029	2,000	2,605
Becton Dickinson Euro Finance SARL 1.208% 2026	6,030	7,268
Belgium (Kingdom of) 0% 2027	50,595	61,316
Belgium (Kingdom of) 1.70% 2050	40	64
Belgium (Kingdom of), Series 72, 2.60% 2024	12,210	16,072
Belgium (Kingdom of), Series 85, 0.80% 2028	10,410	13,398
Belgium (Kingdom of), Series 89, 0.10% 2030	150	183
BMW Finance NV 0.50% 2022	3,000	3,565
BMW Finance NV 1.125% 2026	1,620	2,014
British American Tobacco International Finance PLC 2.75% 2025	8,000	10,360
Buzzi Unicem SpA 2.125% 2023	2,000	2,455
CaixaBank, SA 1.375% 2026	13,100	15,724
CaixaBank, SA 3.50% 2027 (5-year EUR Mid-Swap + 3.35% on 2/15/2022)[1]	8,100	9,758
CaixaBank, SA 2.25% 2030 (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.68% on 4/17/2025)[1]	17,400	20,641
Chubb Ltd. 1.55% 2028	3,540	4,455
Cloverie PLC 1.75% 2024	7,100	8,905
Comcast Corp. 0.25% 2027	6,700	7,878
Comcast Corp. 1.25% 2040	1,300	1,539
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,207
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	4,871
Crédit Agricole SA 0.50% 2024	1,200	1,423
CRH Finance DAC 3.125% 2023	1,100	1,389
Danske Bank AS 2.75% 2026 (5-year EUR Mid-Swap + 1.52% on 5/19/2021)[1]	3,520	4,180
DH Europe Finance II SARL 0.45% 2028	2,550	2,970
Dow Chemical Co. 0.50% 2027	1,170	1,333
Dow Chemical Co. 1.125% 2032	640	719
Dow Chemical Co. 1.875% 2040	1,000	1,161
Egypt (Arab Republic of) 5.625% 2030	3,720	3,965
Egypt (Arab Republic of) 5.625% 2030	700	746
Egypt (Arab Republic of) 6.375% 2031	600	656
Emerson Electric Co. 1.25% 2025	1,500	1,866
Emerson Electric Co. 2.00% 2029	1,500	1,995
Enel Finance International SA 1.00% 2024	4,000	4,878
Capital World Bond Fund — Page 1 of 42

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Estonia (Republic of) 0.125% 2030	€1,790	$2,132
European Financial Stability Facility 0.40% 2025	26,000	31,761
Exxon Mobil Corp. 0.142% 2024	3,050	3,592
Fidelity National Information Services, Inc. 1.00% 2028	2,525	3,039
Fiserv, Inc. 1.125% 2027	3,760	4,584
Fiserv, Inc. 1.625% 2030	10,800	13,548
French Republic O.A.T. 1.00% 2027	740	955
French Republic O.A.T. 0% 2030	55,930	67,219
French Republic O.A.T. 1.25% 2034	10,090	13,984
French Republic O.A.T. 0.50% 2040	9,350	11,649
French Republic O.A.T. 2.00% 2048	870	1,468
French Republic O.A.T. 0.75% 2052	4,720	6,050
French Republic O.A.T. 1.75% 2066	1,490	2,633
General Motors Financial Co. 0.20% 2022[2]	1,360	1,583
Germany (Federal Republic of) 0% 2030	11,800	14,574
Germany (Federal Republic of) 0% 2030	1,346	1,665
Germany (Federal Republic of) 0% 2050	22,780	27,481
Greece (Hellenic Republic of) 4.375% 2022	14,630	18,481
Greece (Hellenic Republic of) 3.45% 2024	47,065	61,284
Greece (Hellenic Republic of) 3.375% 2025	63,775	84,323
Greece (Hellenic Republic of) 2.00% 2027	27,860	35,416
Greece (Hellenic Republic of) 3.75% 2028	36,040	51,193
Greece (Hellenic Republic of) 1.50% 2030	105,322	128,922
Groupe BPCE SA 0.875% 2024	700	839
Groupe BPCE SA 1.00% 2025	10,900	13,183
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 1.83% on 7/8/2021)[1]	1,100	1,352
Hannover Rück SE 1.125% 2028	4,200	5,356
HeidelbergCement AG 3.25% 2021	1,200	1,455
HeidelbergCement AG 1.50% 2025	2,000	2,436
Honeywell International Inc. 0.75% 2032	2,930	3,466
Iberdrola, SA, junior subordinated, 1.875% (EUR Annual (vs. 6-month EURIBOR) 5-year + 1.592% on 5/22/2023)[1]	1,600	1,895
Indonesia (Republic of) 0.90% 2027	1,980	2,277
Ireland (Republic of) 0.90% 2028	280	359
Ireland (Republic of) 0.20% 2030	3,430	4,171
Israel (State of) 2.875% 2024	7,700	9,915
Israel (State of) 1.50% 2027	4,275	5,457
Israel (State of) 1.50% 2029	3,875	4,985
Italy (Republic of) 1.00% 2022	25,220	30,216
Italy (Republic of) 0.05% 2023	17,360	20,444
Italy (Republic of) 0.10% 2023[3]	96,783	114,011
Italy (Republic of) 1.85% 2025	14,710	18,540
Italy (Republic of) 0.85% 2027	42,990	51,611
Italy (Republic of) 2.80% 2028	41,144	56,453
Italy (Republic of) 3.00% 2029	615	862
Italy (Republic of) 1.35% 2030	1,360	1,677
Italy (Republic of) 1.65% 2030	3,892	4,911
Italy (Republic of) 1.45% 2036	16,570	20,037
Italy (Republic of) 3.85% 2049	1,440	2,502
Lloyds Banking Group PLC 1.75% 2028[1]	12,400	14,628
Luxembourg (Grand Duchy of) 0% 2032	271	327
LYB International Finance BV 1.625% 2031	500	610
LYB International Finance II BV 0.875% 2026	1,000	1,171
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,341
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,331
Capital World Bond Fund — Page 2 of 42

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Medtronic Global Holdings SCA 1.125% 2027	€9,500	$11,762
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,189
Morocco (Kingdom of) 3.50% 2024	7,730	9,903
Morocco (Kingdom of) 1.375% 2026	4,305	5,047
Morocco (Kingdom of) 2.00% 2030	5,030	5,801
Morocco (Kingdom of) 1.50% 2031	26,720	29,563
Morocco (Kingdom of) 1.50% 2031	11,250	12,447
Netherlands (Kingdom of the) 0% 2027	54,860	66,692
Netherlands Government Eurobond 0.50% 2040	2,060	2,721
Nissan Motor Co., Ltd. 2.652% 2026	520	616
Orange SA 2.00% 2029	3,500	4,686
Petróleos Mexicanos 3.125% 2020	3,710	4,346
Petróleos Mexicanos 2.50% 2021	1,000	1,160
Philip Morris International Inc. 2.875% 2026	3,500	4,675
Philip Morris International Inc. 0.80% 2031	7,210	8,360
Philippines (Republic of) 0.70% 2029	5,480	6,297
Portuguese Republic 2.875% 2026	1,740	2,400
Portuguese Republic 1.95% 2029	820	1,114
Portuguese Republic 0.475% 2030	9,770	11,696
Portuguese Republic 0.90% 2035	1,170	1,428
Rabobank Nederland 2.50% 2026 (5-year EUR Mid-Swap + 1.40% on 5/26/2021)[1]	14,650	17,413
Raytheon Technologies Corp. 2.15% 2030	3,400	4,448
Romania 2.75% 2026	1,000	1,261
Romania 2.875% 2029	3,280	4,197
Romania 3.624% 2030	61,514	81,738
Romania 3.624% 2030	7,100	9,434
Romania 2.00% 2032	14,990	17,372
Romania 3.50% 2034	5,050	6,550
Romania 3.875% 2035	14,800	19,785
Romania 3.375% 2038	20,670	25,856
Romania 4.125% 2039	6,350	8,487
Romania 4.625% 2049	51,595	73,942
Russian Federation 2.875% 2025	15,600	20,100
Russian Federation 2.875% 2025	8,200	10,566
Serbia (Republic of) 3.125% 2027	90,983	114,196
Serbia (Republic of) 1.50% 2029	18,583	21,088
Shell International Finance B.V. 0.50% 2024	3,070	3,680
Spain (Kingdom of) 0.80% 2027	31,400	38,956
Spain (Kingdom of) 1.40% 2028	6,695	8,697
Spain (Kingdom of) 1.45% 2029	11,345	14,833
Spain (Kingdom of) 0.50% 2030	3,030	3,660
Spain (Kingdom of) 1.25% 2030	32,889	42,402
Spain (Kingdom of) 2.70% 2048	8,930	14,800
State Grid Europe Development (2014) PLC 1.50% 2022	1,325	1,580
State Grid Overseas Investment Ltd. 1.25% 2022	6,625	7,887
State Grid Overseas Investment Ltd. 1.375% 2025	2,050	2,498
State Grid Overseas Investment Ltd. 2.125% 2030	800	1,033
Stryker Corp. 0.25% 2024	5,290	6,241
Stryker Corp. 0.75% 2029	5,230	6,210
Stryker Corp. 1.00% 2031	2,410	2,875
Sweden (Kingdom of) 0.125% 2023	3,000	3,581
Takeda Pharmaceutical Co., Ltd. 2.00% 2040	3,709	4,623
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	3,856
Takeda Pharmaceutical Company, Ltd. 1.00% 2029	21,540	25,807
Takeda Pharmaceutical Company, Ltd. 1.375% 2032	3,543	4,306
Capital World Bond Fund — Page 3 of 42

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific Inc. 1.50% 2039	€1,500	$1,763
Toronto-Dominion Bank 0.375% 2024	1,550	1,838
TOTAL SA, junior subordinated, 1.75% (5 year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	15,610	18,416
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,201
Tunisia (Republic of) 6.75% 2023	7,245	8,067
Tunisia (Republic of) 6.75% 2023	2,075	2,310
Tunisia (Republic of) 5.625% 2024	4,125	4,387
Tunisia (Republic of) 6.375% 2026	21,450	22,739
Ukraine 6.75% 2026	18,930	21,665
Ukraine 6.75% 2026	6,625	7,582
Ukraine 4.375% 2030	15,050	14,470
Ukraine 4.375% 2030	1,800	1,731
UniCredit SpA 5.75% 2025[1]	8,910	10,489
UniCredit SpA 4.875% 2029[1]	7,750	9,662
Veolia Environnement 1.59% 2028	1,900	2,424
Volkswagen Financial Services AG 1.375% 2023	5,480	6,594
Volkswagen Leasing GMBH 0.50% 2022	760	896
Wellcome Trust Ltd. 1.125% 2027	3,000	3,739
Westlake Chemical Corp. 1.625% 2029	1,750	2,023
		2,283,004
Japanese yen 9.93%
Bank of China/Tokyo 0.42% 2021	¥700,000	6,647
Export-Import Bank of India 0.59% 2022	2,300,000	21,691
Goldman Sachs Group, Inc. 1.00% 2021[2]	313,000	2,985
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,267
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	1,072
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	978
Goldman Sachs Group, Inc. 2.84% 2022[2]	120,000	1,176
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	983
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	979
HSBC Holdings PLC 0.45% 2021	200,000	1,897
Hungary 0.52% 2023	200,000	1,897
Hungary Government International Bond, Series 6, 0.37% 2021	1,100,000	10,432
Indonesia (Republic of) 0.67% 2021	800,000	7,576
Indonesia (Republic of) 0.54% 2022	800,000	7,542
Indonesia (Republic of) 0.92% 2023	100,000	945
Indonesia (Republic of) 1.13% 2023	500,000	4,752
Japan, Series 128, 0.10% 2021	5,233,800	49,714
Japan, Series 17, 0.10% 2023[3]	2,916,220	27,604
Japan, Series 19, 0.10% 2024[3]	8,866,416	83,969
Japan, Series 18, 0.10% 2024[3]	4,249,276	40,182
Japan, Series 20, 0.10% 2025[3]	3,383,280	32,003
Japan, Series 341, 0.30% 2025	1,567,450	15,183
Japan, Series 21, 0.10% 2026[3]	3,080,768	29,127
Japan, Series 346, 0.10% 2027	15,614,000	150,105
Japan, Series 23, 0.10% 2028[3]	22,924,227	217,146
Japan, Series 24, 0.10% 2029[3]	9,520,819	90,230
Japan, Series 356, 0.10% 2029	7,264,000	69,622
Japan, Series 145, 1.70% 2033	8,945,000	101,280
Japan, Series 152, 1.20% 2035	14,490,600	156,404
Japan, Series 161, 0.60% 2037	3,403,700	33,800
Japan, Series 42, 1.70% 2044	6,423,050	77,436
Japan, Series 53, 0.60% 2046	971,800	9,384
KT Corp. 0.30% 2020	4,100,000	38,868
Capital World Bond Fund — Page 4 of 42

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
KT Corp. 0.38% 2021	¥1,600,000	$15,158
KT Corp. 0.22% 2022	300,000	2,822
Malayan Banking Bhd. 0.27% 2022	400,000	3,790
Philippines (Republic of) 0.38% 2021	800,000	7,570
PT Perusahaan Listrik Negara 0.43% 2022	200,000	1,875
Tunisia (Republic of) 3.28% 2027	700,000	4,616
United Mexican States 0.70% 2021	2,400,000	22,730
United Mexican States 0.62% 2022	200,000	1,881
United Mexican States 0.60% 2023	700,000	6,541
		1,361,859
Chinese yuan renminbi 5.04%
China (People’s Republic of), Series 1916, 3.12% 2026	CNY448,900	66,036
China (People’s Republic of), Series INBK, 2.85% 2027	360,000	51,710
China (People’s Republic of), Series 1915, 3.13% 2029	75,090	10,976
China (People’s Republic of), Series 1906, 3.29% 2029	245,300	36,287
China (People’s Republic of), Series 1910, 3.86% 2049	1,493,160	219,609
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	30,339
China Development Bank Corp., Series 1909, 3.50% 2026	48,800	7,126
China Development Bank Corp., Series 2004, 3.43% 2027	310,070	45,082
China Development Bank Corp., Series 1715, 4.24% 2027	559,600	85,241
China Development Bank Corp., Series 1805, 4.04% 2028	198,500	29,719
China Development Bank Corp., Series 1905, 3.48% 2029	760,500	109,429
		691,554
British pounds 2.93%
Comcast Corp. 1.50% 2029	£600	793
Comcast Corp. 1.875% 2036	400	533
Credit Suisse Group AG 2.125% 2025[1]	6,500	8,673
Electricité de France SA 6.00% 2114	700	1,530
Fiserv, Inc. 2.25% 2025	150	206
HSBC Holdings PLC 3.00% 2030 (EUR Annual (vs. 6-month LIBOR) 1-year + 1.77% on 5/29/2029)[1]	8,000	11,020
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]	840	1,278
Lloyds Banking Group PLC 7.625% 2025	450	737
National Grid Transco PLC 1.375% 2026	290	389
National Grid Transco PLC 4.00% 2027	2,460	3,825
Nestlé Finance International Ltd. 2.25% 2023	400	549
United Kingdom 0.50% 2022	1,190	1,551
United Kingdom 1.75% 2022	19,400	25,902
United Kingdom 2.25% 2023	4,650	6,410
United Kingdom 4.25% 2027	9,590	16,116
United Kingdom 1.625% 2028	5,885	8,531
United Kingdom 0.875% 2029	10,250	14,054
United Kingdom 0.375% 2030	25,220	32,905
United Kingdom 4.75% 2030	32,625	61,280
United Kingdom 4.25% 2032	18,061	33,730
United Kingdom 0.625% 2035	19,563	25,435
United Kingdom 1.75% 2037	14,070	21,434
United Kingdom 3.25% 2044	16,550	32,758
United Kingdom 3.50% 2045	17,200	35,709
United Kingdom 1.50% 2047	6,460	9,819
United Kingdom 0.625% 2050	19,980	24,755
United Kingdom 1.625% 2054	1,350	2,200
United Kingdom 0.50% 2061	13,160	15,776
Vodafone Group PLC 5.625% 2025	540	866
Capital World Bond Fund — Page 5 of 42

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 3.375% 2026	£700	$997
Wal-Mart Stores, Inc. 5.625% 2034[2]	1,000	2,024
		401,785
Canadian dollars 2.39%
Canada 0.75% 2021	C$7,000	5,270
Canada 1.00% 2022	16,200	12,342
Canada 2.25% 2025	125,860	103,101
Canada 2.25% 2029	139,005	119,891
Canada 3.50% 2045	2,970	3,442
Canada 1.25% 2047[3]	3,338	3,510
Canada 2.75% 2048	22,100	23,269
National Australia Bank Ltd. 3.515% (Canada BA 3-month + 1.58% on 6/12/2030)[1]	5,472	4,250
Nova Scotia (Province of) 2.10% 2027	4,000	3,215
Quebec (Province of) 1.90% 2030	52,025	41,379
Saskatchewan (Province of) 2.65% 2027	4,000	3,328
Toronto-Dominion Bank 3.224% 2029[1]	3,000	2,405
Verizon Communications Inc. 2.50% 2030	851	672
Verizon Communications Inc. 3.625% 2050	1,280	1,037
		327,111
Malaysian ringgits 1.95%
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR196,500	51,111
Malaysia (Federation of), Series 0417, 3.899% 2027	89,000	23,315
Malaysia (Federation of), Series 0513, 3.733% 2028	12,120	3,146
Malaysia (Federation of), Series 0219, 3.885% 2029	61,670	16,263
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	2,475
Malaysia (Federation of), Series 0418, 4.893% 2038	333,085	94,781
Malaysia (Federation of), Series 0219, 4.467% 2039	58,000	15,650
Malaysia (Federation of), Series 0519, 3.757% 2040	159,119	40,605
Malaysia (Federation of), Series 0216, 4.736% 2046	35,205	9,653
Malaysia (Federation of), Series 0518, 4.921% 2048	34,650	9,694
		266,693
Mexican pesos 1.70%
América Móvil, SAB de CV, 8.46% 2036	MXN15,000	719
Petróleos Mexicanos 7.19% 2024	92,581	3,639
Petróleos Mexicanos 7.47% 2026	508,419	18,263
United Mexican States, Series M, 5.75% 2026	359,000	16,638
United Mexican States, Series M, 7.50% 2027	2,940,400	147,942
United Mexican States, Series M20, 8.50% 2029	564,770	30,226
United Mexican States, Series M, 7.75% 2042	116,000	5,685
United Mexican States, Series M, 8.00% 2047	210,360	10,522
		233,634
Danish kroner 1.66%
Nordea Kredit 0.50% 2040[4]	DKr116,645	18,316
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	32,091	5,271
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	739,921	116,175
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	421,035	68,826
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	15,848	2,642
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]	103,672	15,931
		227,161
Capital World Bond Fund — Page 6 of 42

unaudited
Bonds, notes & other debt instruments (continued) Russian rubles 1.04%	Principal amount (000)	Value (000)
Russian Federation 7.00% 2023	RUB1,629,400	$22,148
Russian Federation 7.10% 2024	184,000	2,537
Russian Federation 7.15% 2025	174,510	2,420
Russian Federation 8.15% 2027	669,755	9,732
Russian Federation 6.90% 2029	1,600,875	21,709
Russian Federation 7.65% 2030	2,688,000	38,278
Russian Federation 8.50% 2031	585,940	8,888
Russian Federation 7.70% 2033	1,442,510	20,753
Russian Federation 7.25% 2034	941,725	13,095
Russian Federation, Series 2002, 2.50% 2028[3]	186,627	2,393
		141,953
Australian dollars 0.97%
Australia (Commonwealth of) 1.00% 2031	A$137,550	99,660
Australia (Commonwealth of), Series 138, 3.25% 2029	12,030	10,434
Australia (Commonwealth of), Series 155, 2.50% 2030	3,560	2,956
Australia (Commonwealth of), Series 157, 1.50% 2031	5,000	3,816
Australia (Commonwealth of), Series 162, 1.75% 2051	22,000	15,843
		132,709
Israeli shekels 0.68%
Israel (State of) 2.00% 2027	ILS160,700	51,578
Israel (State of) 5.50% 2042	80,200	40,752
Israel (State of) 3.75% 2047	1,780	744
		93,074
South Korean won 0.62%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW50,896,000	44,330
South Korea (Republic of), Series 2712, 2.375% 2027	43,869,200	40,313
		84,643
Colombian pesos 0.54%
Colombia (Republic of) 5.75% 2027	COP84,855,900	23,223
Colombia (Republic of) 7.25% 2050	110,970,000	30,378
Colombia (Republic of), Series B, 6.00% 2028	10,500,000	2,902
Colombia (Republic of), Series B, 7.75% 2030	30,619,000	9,252
Colombia (Republic of), Series B, 7.25% 2034	27,855,500	7,972
		73,727
Indonesian rupiah 0.48%
Indonesia (Republic of), Series 77, 8.125% 2024	IDR34,635,000	2,520
Indonesia (Republic of), Series 81, 6.50% 2025	9,628,000	669
Indonesia (Republic of), Series 84, 7.25% 2026	96,701,000	6,851
Indonesia (Republic of), Series 56, 8.375% 2026	28,400,000	2,129
Indonesia (Republic of), Series 59, 7.00% 2027	47,000,000	3,263
Indonesia (Republic of), Series 78, 8.25% 2029	240,819,000	17,678
Indonesia (Republic of), Series 82, 7.00% 2030	102,000,000	6,901
Indonesia (Republic of), Series 87, 6.50% 2031	102,374,000	6,697
Indonesia (Republic of), Series 74, 7.50% 2032	40,550,000	2,775
Indonesia (Republic of), Series 65, 6.625% 2033	101,376,000	6,511
Indonesia (Republic of), Series 68, 8.375% 2034	143,239,000	10,366
		66,360
Capital World Bond Fund — Page 7 of 42

unaudited
Bonds, notes & other debt instruments (continued) New Zealand dollars 0.44%	Principal amount (000)	Value (000)
New Zealand 0.50% 2024	NZ$4,000	$2,693
New Zealand 1.75% 2041	79,000	57,855
		60,548
South African rand 0.39%
South Africa (Republic of) 8.00% 2030	ZAR299,550	16,343
South Africa (Republic of), Series R-2048, 8.75% 2048	806,360	37,068
		53,411
Ukrainian hryvnia 0.31%
Ukraine 15.36% 2021	UAH9,699	365
Ukraine 18.00% 2021	27,201	1,001
Ukraine 14.91% 2022	156,567	5,960
Ukraine 16.06% 2022	299,325	11,551
Ukraine 17.00% 2022	332,718	12,879
Ukraine 17.25% 2022	103,990	3,969
Ukraine 10.00% 2023	17,650	604
Ukraine 11.67% 2023	3,154	112
Ukraine 15.84% 2025	149,360	6,009
Ukraine 15.84% 2025	9,100	366
		42,816
Thai baht 0.28%
Thailand (Kingdom of) 2.125% 2026	THB1,073,800	36,179
Thailand (Kingdom of) 3.30% 2038	50,470	1,935
		38,114
Singapore dollars 0.24%
Singapore (Republic of) 2.625% 2028	S$20,541	17,132
Singapore (Republic of) 2.875% 2029	10,542	9,063
Singapore (Republic of) 2.875% 2030	7,767	6,776
		32,971
Indian rupees 0.19%
HDFC Bank Ltd. 7.95% 2026	INR200,000	2,906
India (Republic of) 8.24% 2027	247,100	3,737
India (Republic of) 7.57% 2033	18,050	268
India (Republic of) 7.73% 2034	199,000	3,006
National Highways Authority of India 7.17% 2021	920,000	12,893
National Highways Authority of India 7.27% 2022	210,000	2,974
		25,784
Polish zloty 0.16%
Poland (Republic of), Series 1024, 2.25% 2024	PLN35,000	9,721
Poland (Republic of), Series 1029, 2.75% 2029	42,490	12,406
		22,127
Brazilian reais 0.15%
Brazil (Federative Republic of) 10.00% 2027	BRL76,300	15,485
Brazil (Federative Republic of) 6.00% 2050[3]	20,962	4,776
		20,261
Chilean pesos 0.14%
Chile (Republic of) 4.50% 2026	CLP13,500,000	19,737
Capital World Bond Fund — Page 8 of 42

unaudited
Bonds, notes & other debt instruments (continued) Dominican pesos 0.14%	Principal amount (000)	Value (000)
Dominican Republic 8.90% 2023	DOP113,000	$1,941
Dominican Republic 9.75% 2026	703,850	12,327
Dominican Republic 9.75% 2026	59,700	1,045
Dominican Republic 11.00% 2026	118,300	2,222
Dominican Republic 11.375% 2029	71,700	1,400
		18,935
Peruvian nuevos soles 0.09%
Peru (Republic of) 5.40% 2034	PEN12,400	3,605
Peru (Republic of) 6.90% 2037	10,775,000	3,571
Peru (Republic of) 5.35% 2040	20,939	5,765
		12,941
Argentine pesos 0.08%
Argentine Republic 2.50% 2021[3]	ARS907,416	6,333
Argentine Republic 4.00% 2023[3]	52,248	361
Argentine Republic 1.40% 2023[3]	683,873	4,469
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 33.43% 2028[5]	60,051	362
		11,525
Uruguayan pesos 0.08%
Uruguay (Oriental Republic of) 8.50% 2028	UYU412,190	10,217
Romanian leu 0.06%
Romania 4.75% 2025	RON30,000	7,662
Norwegian kroner 0.03%
Norway (Kingdom of) 3.75% 2021	NKr26,160	2,874
Norway (Kingdom of) 1.375% 2030	16,010	1,842
		4,716
Hungarian forints 0.02%
Hungary, Series C, 1.50% 2023	HUF1,000,000	3,239
Turkish lira 0.02%
Turkey (Republic of) 8.50% 2022	TRY1,725	208
Turkey (Republic of) 2.80% 2023[3]	6,086	811
Turkey (Republic of) 4.10% 2024[3]	5,202	735
Turkey (Republic of) 10.60% 2026	6,400	761
		2,515
Ghana cedi 0.00%
Ghana (Republic of) 19.00% 2026	GHS2,195	366
Zambian kwacha 0.00%
Zambia (Republic of) 13.00% 2026	ZMW7,400	181
Egyptian pounds 0.00%
Egypt (Arab Republic of) 18.40% 2024	EGP450	32
Capital World Bond Fund — Page 9 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars 45.36%	Principal amount (000)	Value (000)
Abbott Laboratories 3.40% 2023	$5,950	$6,468
AbbVie Inc. 2.60% 2024[2]	2,407	2,555
AbbVie Inc. 3.80% 2025[2]	1,037	1,152
AbbVie Inc. 2.95% 2026[2]	1,721	1,877
AbbVie Inc. 4.75% 2045[2]	3,800	4,600
Abu Dhabi (Emirate of) 2.50% 2022[2]	10,600	10,984
Abu Dhabi (Emirate of) 0.75% 2023[2]	31,080	31,081
Abu Dhabi (Emirate of) 2.50% 2025[2]	3,695	3,939
Abu Dhabi (Emirate of) 3.125% 2027[2]	10,600	11,799
Abu Dhabi (Emirate of) 1.70% 2031[2]	630	625
Abu Dhabi (Emirate of) 3.875% 2050	1,000	1,225
Abu Dhabi National Energy Company PJSC (TAQA) 5.875% 2021[2]	1,000	1,063
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]	20,735	21,922
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]	440	548
ACE INA Holdings Inc. 2.30% 2020	2,555	2,559
AdaptHealth, LLC 6.125% 2028[2]	315	327
Adient US LLC 9.00% 2025[2]	1,232	1,361
Adobe Inc. 1.90% 2025	1,847	1,954
Adobe Inc. 2.15% 2027	11,654	12,524
Adobe Inc. 2.30% 2030	5,920	6,397
Advisor Group Holdings, LLC 6.25% 2028[2]	2,905	2,898
AES Corp. 5.50% 2025	3,282	3,390
AG Merger Sub II, Inc. 10.75% 2027[2]	1,488	1,530
Air Products and Chemicals, Inc. 1.50% 2025	1,071	1,112
Air Products and Chemicals, Inc. 2.05% 2030	757	799
Air Products and Chemicals, Inc. 2.70% 2040	287	306
Air Products and Chemicals, Inc. 2.80% 2050	138	146
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,194
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	536
Alexandria Real Estate Equities, Inc. 2.75% 2029	631	687
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,000	1,205
Alexandria Real Estate Equities, Inc. 3.375% 2031	710	801
Alexandria Real Estate Equities, Inc. 1.875% 2033	744	729
Allison Transmission Holdings, Inc. 5.00% 2024[2]	3,150	3,188
Allstate Corp. 3.85% 2049	250	299
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	3,264	3,090
Altria Group, Inc. 2.35% 2025	214	226
Altria Group, Inc. 3.40% 2030	137	149
Altria Group, Inc. 5.95% 2049	2,476	3,330
Altria Group, Inc. 4.45% 2050	124	138
Amazon.com, Inc. 1.20% 2027	343	348
Amazon.com, Inc. 1.50% 2030	11,069	11,331
Amazon.com, Inc. 3.875% 2037	505	630
Amazon.com, Inc. 2.50% 2050	13,505	13,793
Ameren Corp. 3.50% 2031	3,380	3,871
American Campus Communities, Inc. 3.75% 2023	3,090	3,252
American Campus Communities, Inc. 4.125% 2024	1,945	2,098
American Campus Communities, Inc. 3.30% 2026	1,500	1,608
American Campus Communities, Inc. 3.625% 2027	2,575	2,744
American Campus Communities, Inc. 3.875% 2031	139	152
American Electric Power Company, Inc. 2.30% 2030	2,500	2,579
American Energy-Permian Basin, LLC / AEPB Finance Corp. 12.00% 2024[2,7]	1,783	36
American Honda Finance Corp. 3.55% 2024	1,000	1,092
American Honda Finance Corp. 1.20% 2025	1,527	1,540
American International Group, Inc. 3.90% 2026	475	542
Capital World Bond Fund — Page 10 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
American International Group, Inc. 3.40% 2030	$6,285	$6,950
American International Group, Inc. 4.80% 2045	500	613
American International Group, Inc. 4.375% 2050	1,273	1,492
Amgen Inc. 1.90% 2025	3,077	3,225
Amgen Inc. 2.20% 2027	2,359	2,494
Anglo American Capital PLC 5.625% 2030[2]	7,150	8,794
Anglo American Capital PLC 3.95% 2050[2]	458	469
Angola (Republic of) 9.50% 2025	5,620	4,913
Angola (Republic of) 8.25% 2028	7,125	5,704
Angola (Republic of) 8.00% 2029	13,845	11,006
Angola (Republic of) 8.00% 2029[2]	850	676
Anheuser-Busch Co. / InBev Worldwide 4.70% 2036	1,000	1,209
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	2,000	2,487
Anheuser-Busch InBev NV 4.15% 2025	2,000	2,260
Anheuser-Busch InBev NV 4.75% 2029	17,274	21,027
Anheuser-Busch InBev NV 3.50% 2030	1,397	1,592
Anheuser-Busch InBev NV 4.90% 2031	2,500	3,141
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,406
Anheuser-Busch InBev NV 4.50% 2050	14,356	17,299
Antero Resources Corp. 5.75% 2028[2]	429	354
Apache Corp. 4.875% 2027	1,725	1,633
Apache Corp. 4.375% 2028	1,259	1,154
Apple Inc. 0.55% 2025	7,125	7,143
Apple Inc. 1.125% 2025	3,198	3,277
Apple Inc. 1.25% 2030	2,250	2,241
Apple Inc. 2.40% 2050	1,025	1,033
Apple Inc. 2.65% 2050	1,142	1,193
Ardagh Packaging Finance 5.25% 2025[2]	545	570
Argentine Republic 1.00% 2029	3,367	1,542
Argentine Republic 0.125% 2030[1]	24,966	10,473
Argentine Republic 0.125% 2035[1]	35,581	13,450
Argentine Republic 0.125% 2041[1]	4,000	1,598
Armenia (Republic of) 7.15% 2025	400	438
Armenia (Republic of) 3.95% 2029	800	778
Associated Materials, LLC 9.00% 2025[2]	2,263	2,370
AstraZeneca PLC 4.00% 2029	2,000	2,359
AT&T Inc. 2.30% 2027	3,625	3,811
AT&T Inc. 1.65% 2028	6,025	6,046
AT&T Inc. 2.75% 2031	40,150	42,332
AT&T Inc. 2.25% 2032	5,900	5,914
AT&T Inc. 4.30% 2042	25	28
AT&T Inc. 4.35% 2045	890	1,000
AT&T Inc. 3.65% 2051	4,625	4,694
AT&T Inc. 3.30% 2052	725	679
AT&T Inc. 3.50% 2053[2]	73	71
AT&T Inc. 3.55% 2055[2]	2,893	2,781
Autoridad del Canal de Panama 4.95% 2035[2]	3,200	3,994
Avangrid, Inc. 3.20% 2025	3,900	4,296
Avangrid, Inc. 3.80% 2029	3,000	3,468
Avaya Inc. 6.125% 2028[2]	1,900	1,947
Avis Budget Car Rental, LLC 5.75% 2027[2]	1,625	1,466
Avis Budget Group, Inc. 5.25% 2025[2]	3,025	2,764
Avis Budget Group, Inc. 10.50% 2025[2]	2,139	2,448
Axiata SPV2 Berhad 2.163% 2030	651	646
Axiata SPV5 (Labuan) Ltd. 3.064% 2050	1,182	1,124
Capital World Bond Fund — Page 11 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Azerbaijan (Republic of) 3.50% 2032	$1,000	$965
B&G Foods, Inc. 5.25% 2025	1,155	1,188
Bahrain (Kingdom of) 5.875% 2021	2,675	2,709
Bahrain (Kingdom of) 6.125% 2022	400	418
Bahrain (Kingdom of) 6.125% 2023	1,430	1,520
Baidu Inc. 3.425% 2030	3,980	4,394
Baker Hughes, a GE Co. 4.486% 2030	3,605	4,106
Banco do Brasil SA (Cayman) 3.875% 2022	1,300	1,337
Bangkok Bank PCL 4.05% 2024	1,210	1,315
Bangkok Bank PCL 4.45% 2028	470	545
Bangkok Bank PCL 9.025% 2029	980	1,369
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1]	9,080	8,917
Bangkok Bank PCL 3.733% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.90% on 9/25/2029)[1,2]	290	285
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	15,618
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	14,210	14,192
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	8,607
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	30,608	38,029
Bank of Montreal, subordinated, 3.803% (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2032)[1,2]	1,984	2,212
Bausch Health Companies Inc. 9.25% 2026[2]	8,085	8,904
Bausch Health Companies Inc. 5.00% 2028[2]	1,140	1,109
Baxalta Inc. 4.00% 2025	469	534
Bayer U.S. Finance II LLC 3.875% 2023[2]	5,690	6,224
Bayer U.S. Finance II LLC 4.25% 2025[2]	2,557	2,928
Bayer U.S. Finance II LLC 4.375% 2028[2]	500	588
Bayer US Finance II LLC 4.875% 2048[2]	300	373
Bayerische Motoren Werke AG 2.95% 2022[2]	2,000	2,073
Bayerische Motoren Werke AG 3.80% 2023[2]	2,028	2,183
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,741
Bayerische Motoren Werke AG 3.90% 2025[2]	5,000	5,596
Bayerische Motoren Werke AG 4.15% 2030[2]	5,000	5,923
Becton, Dickinson and Company 2.894% 2022	3,630	3,756
Becton, Dickinson and Company 3.734% 2024	5,427	6,002
Becton, Dickinson and Company 3.70% 2027	3,000	3,402
Becton, Dickinson and Company 2.823% 2030	16,169	17,461
Becton, Dickinson and Company 3.794% 2050	1,444	1,619
Belarus (Republic of) 5.875% 2026[2]	1,500	1,397
Belarus (Republic of) 7.625% 2027	1,600	1,568
Berkshire Hathaway Energy Co. 3.70% 2030[2]	4,025	4,743
Berkshire Hathaway Energy Co. 4.25% 2050[2]	1,625	2,032
Berkshire Hathaway Finance Corp. 4.20% 2048	2,000	2,575
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,918
Bermuda (British Overseas Territory of) 2.375% 2030[2]	4,600	4,663
BMC Software, Inc. 7.125% 2025[2]	430	460
BMC Software, Inc. 9.125% 2026[2]	1,290	1,372
BMW Finance NV 2.40% 2024[2]	3,000	3,161
Boeing Company 4.508% 2023	3,090	3,256
Boeing Company 3.10% 2026	1,789	1,785
Boeing Company 2.70% 2027	3,292	3,214
Boeing Company 5.04% 2027	3,317	3,648
Boeing Company 3.20% 2029	4,156	4,097
Boeing Company 2.95% 2030	151	146
Boeing Company 5.805% 2050	13,530	16,383
Capital World Bond Fund — Page 12 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bombardier Inc. 8.75% 2021[2]	$270	$274
Bombardier Inc. 7.875% 2027[2]	250	190
Boston Scientific Corp. 3.375% 2022	3,500	3,661
Boston Scientific Corp. 3.45% 2024	2,780	3,016
Boston Scientific Corp. 1.90% 2025	1,168	1,221
Boston Scientific Corp. 3.75% 2026	3,380	3,854
Boston Scientific Corp. 2.65% 2030	1,500	1,599
Boston Scientific Corp. 4.70% 2049	360	475
BP Capital Markets America Inc. 1.749% 2030	881	876
BP Capital Markets America Inc. 2.772% 2050	228	210
BP Capital Markets PLC 3.79% 2024	8,610	9,445
BP Capital Markets PLC 3.00% 2050	853	815
Braskem SA 4.50% 2030[2]	4,050	3,787
Brazil (Federative Republic of) 3.875% 2030	14,710	14,721
Bristol-Myers Squibb Co. 2.60% 2022	338	351
Bristol-Myers Squibb Co. 2.90% 2024	12,716	13,798
Bristol-Myers Squibb Co. 3.875% 2025	2,050	2,343
Bristol-Myers Squibb Co. 3.20% 2026	2,254	2,544
British American Tobacco PLC 3.215% 2026	4,902	5,285
British American Tobacco PLC 3.557% 2027	7,988	8,641
British American Tobacco PLC 4.70% 2027	775	890
British American Tobacco PLC 2.259% 2028	1,611	1,618
British American Tobacco PLC 3.462% 2029	5,900	6,290
British American Tobacco PLC 4.906% 2030	2,443	2,886
British American Tobacco PLC 2.726% 2031	1,542	1,531
British American Tobacco PLC 4.39% 2037	4,200	4,545
British American Tobacco PLC 4.758% 2049	8,086	8,792
Broadcom Inc. 4.70% 2025	7,000	7,961
Broadcom Inc. 4.75% 2029	2,965	3,446
Broadcom Inc. 4.15% 2030	5,070	5,704
Broadcom Ltd. 3.625% 2024	8,000	8,611
Broadcom Ltd. 3.875% 2027	4,325	4,802
Broadcom Ltd. 3.50% 2028	3,530	3,826
Brookfield Property REIT Inc. 5.75% 2026[2]	5,615	4,436
Burlington Northern Santa Fe LLC 3.05% 2051	2,950	3,227
Cablevision Systems Corp. 6.75% 2021	5,425	5,696
Caesars Entertainment, Inc. 6.25% 2025[2]	2,940	3,069
Cameroon (Republic of) 9.50% 2025	1,500	1,553
Canadian National Railway Company 3.20% 2046	190	214
Canadian Natural Resources Ltd. 2.95% 2023	5,400	5,618
Canadian Natural Resources Ltd. 2.05% 2025	1,846	1,885
Canadian Natural Resources Ltd. 3.85% 2027	8,893	9,599
Canadian Natural Resources Ltd. 2.95% 2030	17,534	17,669
Carnival Corp. 11.50% 2023[2]	12,870	14,446
Carrier Global Corp. 2.493% 2027[2]	750	785
Carrier Global Corp. 2.722% 2030[2]	2,453	2,568
Carrier Global Corp. 3.377% 2040[2]	989	1,036
CCCI Treasure Ltd. 3.425% (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.998% on 2/21/2025)[1]	21,054	20,975
CCCI Treasure Ltd. 3.65% (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.00% on 2/21/2027)[1]	3,986	3,979
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[2]	2,000	2,082
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	7,875	8,279
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	1,500	1,590
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,500	5,723
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	2,400	2,491
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032[2]	620	648
Capital World Bond Fund — Page 13 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050	$700	$804
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	4,400	4,376
Cenovus Energy Inc. 5.375% 2025	770	742
Cenovus Energy Inc. 6.75% 2039	320	322
Centene Corp. 4.75% 2025	1,600	1,646
Centene Corp. 4.625% 2029	2,565	2,770
Centene Corp. 3.00% 2030	3,015	3,075
CenterPoint Energy, Inc. 2.95% 2030	2,500	2,743
CenterPoint Energy, Inc. 2.90% 2050	375	404
CenturyLink, Inc. 6.75% 2023	4,125	4,532
CenturyLink, Inc. 7.50% 2024	1,250	1,401
CenturyLink, Inc. 5.125% 2026[2]	1,225	1,260
CenturyLink, Inc. 4.00% 2027[2]	425	432
CenturyLink, Inc., Series T, 5.80% 2022	3,300	3,422
Chemours Co. 6.625% 2023	3,342	3,390
Cheniere Energy Partners, LP 5.625% 2026	1,625	1,693
Cheniere Energy, Inc. 4.625% 2028[2]	2,340	2,406
Cheniere Energy, Inc. 3.70% 2029[2]	1,077	1,121
Chesapeake Energy Corp. 4.875% 2022	5,470	246
Chesapeake Energy Corp. 11.50% 2025[2,7]	3,092	423
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 8.00%) 8.223% 2024[5,6,7]	4,868	3,481
Chevron Corp. 2.954% 2026	3,070	3,424
Chevron Corp. 1.995% 2027	492	521
Chevron Corp. 2.236% 2030	1,813	1,927
Chevron Corp. 3.078% 2050	390	419
Chevron Phillips Chemical Co. LLC 3.30% 2023[2]	155	165
Chevron USA Inc. 0.687% 2025	2,361	2,354
Chevron USA Inc. 1.018% 2027	1,466	1,465
Chevron USA Inc. 2.343% 2050	1,039	974
China CITIC Bank International Ltd. 4.625% 2029 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.25% on 2/28/2024)[1]	4,800	5,085
China Construction Bank Corp. 2.45% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.15% on 6/24/2025)[1]	25,655	25,837
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	21,760	21,741
Cigna Corp. 3.40% 2021	3,835	3,948
Cigna Corp. 3.75% 2023	5,724	6,207
Cigna Corp. 4.125% 2025	2,615	3,001
Cigna Corp. 4.375% 2028	3,618	4,303
CIT Group Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[1]	1,345	1,357
CIT Group Inc. 5.25% 2025	1,954	2,071
Citigroup Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	29,425	31,704
Citigroup Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,729
Citigroup Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[1]	34,936	36,800
Cleveland-Cliffs Inc. 4.875% 2024[2]	5,150	5,092
Cleveland-Cliffs Inc. 5.75% 2025	4,771	4,449
Cleveland-Cliffs Inc. 9.875% 2025[2]	1,875	2,095
Cleveland-Cliffs Inc. 6.75% 2026[2]	3,115	3,172
Cleveland-Cliffs Inc. 5.875% 2027	6,275	5,844
Coca-Cola Company 1.00% 2028	1,210	1,207
Coca-Cola Company 1.375% 2031	1,487	1,475
Coca-Cola Company 2.50% 2051	710	707
Colbun SA 3.95% 2027[2]	2,445	2,756
Colombia (Republic of) 3.125% 2031	8,505	8,732
Colombia (Republic of) 4.125% 2051	890	926
Comcast Corp. 3.95% 2025	4,395	5,046
Capital World Bond Fund — Page 14 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Comcast Corp. 2.65% 2030	$6,460	$7,056
Comcast Corp. 1.50% 2031	6,000	5,918
Comcast Corp. 1.95% 2031	3,758	3,869
Comcast Corp. 3.25% 2039	1,190	1,319
Comcast Corp. 2.80% 2051	6,800	6,855
Comisión Federal de Electricidad 4.875% 2024[2]	3,500	3,775
Comisión Federal de Electricidad 4.75% 2027[2]	370	399
Commonwealth Bank of Australia 3.61% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year+ 2.05% on 9/12/2029)[1,2]	7,636	8,323
CommScope Finance LLC 6.00% 2026[2]	2,300	2,401
Communications Sales & Leasing, Inc. 6.00% 2023[2]	2,200	2,216
Compass Diversified Holdings 8.00% 2026[2]	3,300	3,477
Comstock Resources, Inc. 9.75% 2026	1,582	1,631
Conagra Brands, Inc. 4.30% 2024	6,000	6,697
Conagra Brands, Inc. 4.60% 2025	1,200	1,394
Conagra Brands, Inc. 5.40% 2048	5,137	6,953
Concho Resources Inc. 4.85% 2048	1,999	2,215
CONSOL Energy Inc. 5.875% 2022	4,904	4,916
Consolidated Edison Company of New York, Inc. 3.95% 2050	425	517
Constellation Brands, Inc. 2.65% 2022	7,000	7,252
Constellation Brands, Inc. 2.875% 2030	839	908
Constellation Brands, Inc. 4.10% 2048	750	867
Constellation Brands, Inc. 3.75% 2050	238	267
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[2,8]	6,497	1,949
Consumers Energy Co. 3.10% 2050	2,645	2,897
Convey Park Energy LLC 7.50% 2025[2]	675	646
Corporate Office Properties LP 2.25% 2026	1,413	1,431
COSL Singapore Capital Ltd. 2.50% 2030	3,700	3,688
Costa Rica (Republic of) 6.125% 2031[2]	3,935	3,714
Costa Rica (Republic of) 7.00% 2044	4,969	4,526
CRCC Yuxiang Ltd., 3.97% (UST Yield Curve Rate T Note Constant Maturity 5-year + 5.243% on 6/27/2024)[1]	1,240	1,268
Crédit Agricole SA 4.375% 2025[2]	7,990	8,836
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	7,000	7,169
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	5,065	5,653
Credit Suisse Group AG 4.194% 2031[1,2]	3,862	4,466
CRH America, Inc. 5.125% 2045[2]	3,000	3,752
CSX Corp. 4.25% 2029	6,730	8,115
CSX Corp. 3.80% 2050	397	477
CVR Partners, LP 9.25% 2023[2]	2,575	2,382
CVS Health Corp. 3.35% 2021	4,432	4,490
CVS Health Corp. 3.70% 2023	1,350	1,447
CVS Health Corp. 4.30% 2028	4,154	4,866
DaimlerChrysler North America Holding Corp. 2.00% 2021[2]	300	303
DaimlerChrysler North America Holding Corp. 3.00% 2021[2]	21,975	22,188
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	3,370	3,491
Danske Bank AS 2.70% 2022[2]	7,200	7,419
Danske Bank AS 3.875% 2023[2]	9,700	10,450
DCP Midstream Operating LP 4.95% 2022	2,365	2,385
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	6,900	6,948
Diamond Offshore Drilling, Inc. 4.875% 2043[7]	4,300	414
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 7/19/2023)[1]	1,501	1,516
Dianjian International Finance Ltd. 4.60% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.933% on 7/19/2023)[1]	2,205	2,277
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.938% 2023[5,6]	433	417
Diebold Nixdorf, Inc. 8.50% 2024	1,125	1,027
Capital World Bond Fund — Page 15 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Diebold Nixdorf, Inc. 9.375% 2025[2]	$3,875	$4,098
Discovery Communications, Inc. 3.625% 2030	2,669	2,974
Discovery Communications, Inc. 4.65% 2050	1,900	2,177
Dominican Republic 7.50% 2021[2]	3,500	3,614
Dominican Republic 7.50% 2021	1,004	1,037
Dominican Republic 5.50% 2025[2]	6,500	6,931
Dominican Republic 5.95% 2027	3,362	3,616
Dominican Republic 8.625% 2027[2]	1,000	1,171
Dominican Republic 4.50% 2030[2]	7,700	7,594
Dominican Republic 6.85% 2045	3,515	3,719
Dominican Republic 6.40% 2049[2]	10,648	10,738
Dominican Republic 6.40% 2049	1,630	1,644
Dominican Republic 5.875% 2060[2]	8,727	8,291
Dominican Republic 5.875% 2060	1,655	1,572
Dow Chemical Co. 4.55% 2025	500	583
Dow Chemical Co. 4.80% 2028	385	464
Dow Chemical Co. 2.10% 2030	2,000	1,972
Dow Chemical Co. 5.55% 2048	725	957
Dow Chemical Co. 4.80% 2049	500	596
Dow Chemical Co. 3.60% 2050	1,000	1,015
DP World Crescent 4.848% 2028[2]	2,925	3,247
DPL Inc. 4.125% 2025[2]	365	382
Duke Energy Corp. 0.90% 2025	1,275	1,278
Duke Energy Progress, LLC 3.70% 2028	6,150	7,152
Dun & Bradstreet Corp. 6.875% 2026[2]	647	696
E.I. du Pont de Nemours and Co. 1.70% 2025	888	922
E.I. du Pont de Nemours and Co. 2.30% 2030	895	951
Ecolab Inc. 2.125% 2050	2,000	1,839
Edison International 4.95% 2025	150	164
Edison International 5.75% 2027	1,576	1,742
Edison International 4.125% 2028	12,001	12,314
EDP Finance BV 5.25% 2021[2]	2,500	2,537
EDP Finance BV 3.625% 2024[2]	3,000	3,273
Egypt (Arab Republic of) 5.875% 2025	2,000	2,057
Egypt (Arab Republic of) 7.50% 2027[2]	5,300	5,584
Egypt (Arab Republic of) 7.625% 2032[2]	500	490
Electricité de France SA 3.625% 2025[2]	760	852
Electricité de France SA 4.50% 2028[2]	1,722	2,048
Electricité de France SA 4.875% 2038[2]	7,267	8,817
Electricité de France SA 4.875% 2044[2]	325	397
Electricité de France SA 4.95% 2045[2]	206	253
Electricité de France SA 5.00% 2048[2]	573	743
Eli Lilly and Co. 2.75% 2025	2,093	2,291
Embarq Corp. 7.995% 2036	3,130	3,712
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,269
Empresas Publicas de Medellin ESP 4.25% 2029[2]	4,935	4,939
ENA Norte Trust 4.95% 2028[2]	4,209	4,245
Enbridge Energy Partners, LP 7.375% 2045	1,737	2,544
Enbridge Inc. 2.50% 2025	5,000	5,274
Encana Corp. 6.50% 2034	1,450	1,352
Encompass Health Corp. 4.50% 2028	985	992
Encompass Health Corp. 4.75% 2030	2,410	2,449
Endo Dac / Endo Finance LLC / Endo Finco 9.50% 2027[2]	2,977	3,117
Endo Dac / Endo Finance LLC / Endo Finco 6.00% 2028[2]	2,780	2,046
Endo International PLC 5.75% 2022[2]	6,075	5,764
Capital World Bond Fund — Page 16 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Enel Chile SA 4.875% 2028	$1,435	$1,699
Enel Finance International SA 2.75% 2023[2]	21,600	22,585
Enel Finance International SA 3.50% 2028[2]	7,600	8,481
Enel Finance International SA 4.75% 2047[2]	4,218	5,229
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	10,000	11,704
Energy Transfer Operating, LP 5.00% 2050	6,982	6,438
Energy Transfer Partners, LP 4.20% 2027	12,190	12,627
Energy Transfer Partners, LP 5.30% 2047	550	512
Energy Transfer Partners, LP 6.00% 2048	3,997	4,024
Energy Transfer Partners, LP 6.25% 2049	3,856	3,979
Engie Energia Chile SA 3.40% 2030[2]	5,795	6,266
ENN Energy Holdings Ltd. 2.625% 2030[2]	18,495	18,505
Entergy Arkansas, LLC 2.65% 2051	1,450	1,464
Entergy Corp. 0.90% 2025	1,050	1,050
Entergy Corp. 2.80% 2030	4,090	4,438
Enterprise Products Operating LLC 3.20% 2052	2,507	2,281
EOG Resources, Inc. 4.375% 2030	6,514	7,688
EQM Midstream Partners, LP 4.125% 2026	463	441
EQM Midstream Partners, LP 6.50% 2027[2]	2,210	2,346
EQM Midstream Partners, LP 5.50% 2028	2,707	2,732
EQT Corp. 8.75% 2030	635	751
Equinix, Inc. 1.25% 2025	2,579	2,599
Equinix, Inc. 1.80% 2027	1,529	1,545
Equinix, Inc. 3.20% 2029	9,278	10,241
Equinix, Inc. 2.15% 2030	12,362	12,541
Equinix, Inc. 3.00% 2050	3,518	3,506
Equinix, Inc. 2.95% 2051	2,150	2,102
Equinor ASA 1.75% 2026	2,473	2,567
Equinor ASA 2.375% 2030	4,974	5,263
Equinor ASA 3.70% 2050	9,582	11,027
Essex Portfolio LP 3.25% 2023	2,870	3,023
Essex Portfolio LP 3.875% 2024	3,360	3,679
Essex Portfolio LP 4.00% 2029	1,200	1,391
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,230	1,236
Euramax International, Inc. 12.00% 2020[2,7,9,10]	3,626	3,264
European Investment Bank 2.25% 2022	4,600	4,736
Exelon Corp. 4.70% 2050	350	447
Export Credit Bank of Turkey 5.375% 2021	1,280	1,282
Export-Import Bank of India 3.875% 2028	4,597	4,843
Export-Import Bank of India 3.25% 2030	4,521	4,572
Extraction Oil & Gas, Inc. 5.625% 2026[2,7]	2,475	628
Exxon Mobil Corp. 2.019% 2024	333	350
Exxon Mobil Corp. 2.992% 2025	3,110	3,411
Exxon Mobil Corp. 2.44% 2029	1,027	1,104
Exxon Mobil Corp. 3.482% 2030	17,980	20,791
Exxon Mobil Corp. 4.327% 2050	790	987
Exxon Mobil Corp. 3.452% 2051	1,079	1,189
Fannie Mae 6.50% 2047[4]	70	75
Fannie Mae Pool #AI6697 3.00% 2026[4]	500	526
Fannie Mae Pool #AJ0049 3.00% 2026[4]	205	216
Fannie Mae Pool #AL1381 3.00% 2027[4]	22	24
Fannie Mae Pool #BM4299 3.00% 2030[4]	1,411	1,480
Fannie Mae Pool #FM1465 3.00% 2030[4]	156	167
Fannie Mae Pool #BK0499 3.00% 2034[4]	561	591
Capital World Bond Fund — Page 17 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #826003 6.00% 2035[4]	$20	$22
Fannie Mae Pool #964204 5.50% 2038[4]	786	896
Fannie Mae Pool #BC7599 4.00% 2046[4]	2,000	2,166
Fannie Mae Pool #BC8578 4.00% 2046[4]	681	734
Fannie Mae Pool #CA0487 3.50% 2047[4]	312	329
Fannie Mae Pool #257030 6.50% 2047[4]	18	19
Fannie Mae Pool #947554 7.00% 2047[4]	38	44
Fannie Mae Pool #BK0920 4.00% 2048[4]	210	224
Fannie Mae Pool #MA3384 4.00% 2048[4]	87	93
Fannie Mae Pool #BJ9252 4.00% 2048[4]	65	70
Fannie Mae Pool #BK4764 4.00% 2048[4]	55	58
Fannie Mae Pool #BK0915 4.00% 2048[4]	20	21
Fannie Mae Pool #MA3693 4.00% 2049[4]	11,298	12,042
Fannie Mae Pool #BP0099 4.00% 2049[4]	241	257
Fannie Mae Pool #FM3217 3.50% 2050[4]	27,860	29,937
Fannie Mae, Series 2001-4, Class GA, 9.098% 2025[4,5]	—[11]	—[11]
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[4]	339	321
First Quantum Minerals Ltd. 7.25% 2023[2]	5,325	5,326
First Quantum Minerals Ltd. 6.50% 2024[2]	1,226	1,178
First Quantum Minerals Ltd. 7.50% 2025[2]	13,575	13,444
First Quantum Minerals Ltd. 6.875% 2026[2]	1,175	1,135
First Quantum Minerals Ltd. 6.875% 2027[2]	2,600	2,508
FirstEnergy Corp. 1.60% 2026	7,525	7,486
FirstEnergy Corp. 3.90% 2027	8,588	9,451
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,541
FirstEnergy Corp. 2.25% 2030	2,500	2,448
FirstEnergy Corp. 2.65% 2030	2,500	2,552
Fiserv, Inc. 2.25% 2027	8,585	9,082
Fiserv, Inc. 2.65% 2030	4,492	4,843
Five Corners Funding Trust II 2.85% 2030[2]	16,950	18,305
Florida Power & Light Co. 2.85% 2025	7,785	8,555
Ford Motor Credit Co. 3.664% 2024	838	821
Ford Motor Credit Co. 3.81% 2024	3,525	3,496
Ford Motor Credit Co. 5.584% 2024	752	783
Ford Motor Credit Co. 5.125% 2025	7,375	7,615
Ford Motor Credit Co. 4.542% 2026	1,370	1,366
Freddie Mac Pool #ZK3775 3.00% 2026[4]	66	70
Freddie Mac Pool #A79734 6.00% 2038[4]	40	45
Freddie Mac Pool #G08823 3.50% 2048[4]	101	107
Freddie Mac Pool #SI2002 4.00% 2048[4]	436	465
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	591	567
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	94	88
Freeport-McMoRan Inc. 3.875% 2023	500	516
Freeport-McMoRan Inc. 4.25% 2030	1,575	1,616
Fresnillo PLC 4.25% 2050[2]	5,635	5,589
Frontier Communications Corp. 11.00% 2025[7]	9,380	3,963
FS Energy and Power Fund 7.50% 2023[2]	3,425	3,126
FXI Holdings, Inc. 7.875% 2024[2]	1,332	1,269
FXI Holdings, Inc. 12.25% 2026[2]	3,624	3,875
Gabonese Republic 6.375% 2024	551	522
Gabonese Republic 6.95% 2025	1,750	1,647
Gabonese Republic 6.625% 2031[2]	325	292
Gaming and Leisure Properties, Inc. 3.35% 2024	1,014	1,032
Gaming and Leisure Properties, Inc. 4.00% 2030	1,331	1,380
Gartner, Inc. 4.50% 2028[2]	525	551
Capital World Bond Fund — Page 18 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Gazprom OJSC 5.999% 2021[2]	$3,900	$3,962
GE Capital Funding, LLC 4.40% 2030[2]	4,446	4,788
General Dynamics Corp. 3.75% 2028	4,576	5,381
General Dynamics Corp. 4.25% 2050	334	438
General Electric Capital Corp. 3.373% 2025	3,750	4,006
General Electric Co. 4.25% 2040	650	663
General Electric Co. 4.35% 2050	8,475	8,652
General Mills, Inc. 3.20% 2021	2,215	2,248
General Motors Company 6.80% 2027	538	655
General Motors Company 6.75% 2046	4,955	6,118
General Motors Financial Co. 3.55% 2022	1,850	1,914
General Motors Financial Co. 5.20% 2023	6,421	6,971
General Motors Financial Co. 2.90% 2025	2,720	2,805
General Motors Financial Co. 4.00% 2026	1,000	1,074
Genesis Energy, LP 6.50% 2025	2,120	1,822
Ghana (Republic of) 6.375% 2027[2]	480	434
Gilead Sciences, Inc. 2.80% 2050	3,603	3,565
GlaxoSmithKline PLC 3.625% 2025	2,005	2,278
Global Payments Inc. 2.90% 2030	8,827	9,454
Gogo Inc. 9.875% 2024[2]	13,270	14,210
Goldman Sachs Group, Inc. 5.25% 2021	2,355	2,447
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,155
Goldman Sachs Group, Inc. 2.60% 2030	3,075	3,251
Goldman Sachs Group, Inc. 3.80% 2030	10,230	11,878
Government National Mortgage Assn. 4.00% 2045[4]	6,168	6,662
Government National Mortgage Assn. 2.50% 2050[4,12]	6,000	6,277
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	10,410
Gray Oak Pipeline, LLC 3.45% 2027[2]	3,619	3,709
Groupe BPCE SA 2.75% 2023[2]	5,175	5,423
Groupe BPCE SA 5.70% 2023[2]	11,253	12,619
Groupe BPCE SA 5.15% 2024[2]	5,000	5,606
Grupo Energia Bogota SA ESP 4.875% 2030[2]	3,800	4,253
Guatemala (Republic of) 4.50% 2026	1,261	1,357
Guatemala (Republic of) 4.375% 2027	2,710	2,908
Guatemala (Republic of) 4.875% 2028	4,400	4,866
Gulf Power Co. 3.30% 2027	1,508	1,696
H.J. Heinz Co. 3.875% 2027[2]	2,800	2,988
Hanesbrands Inc. 4.625% 2024[2]	1,270	1,324
Hanesbrands Inc. 5.375% 2025[2]	511	542
Hanesbrands Inc. 4.875% 2026[2]	1,105	1,182
Hardwoods Acquisition Inc. 7.50% 2021[2,7]	959	355
Hartford Financial Services Group, Inc. 3.60% 2049	750	835
Harvest Midstream I, LP 7.50% 2028[2]	675	673
HCA Inc. 5.875% 2023	875	954
HCA Inc. 5.375% 2025	305	334
HealthSouth Corp. 5.75% 2024	750	753
HealthSouth Corp. 5.75% 2025	3,380	3,492
Hess Midstream Partners LP 5.125% 2028[2]	785	784
Hexion Inc. 7.875% 2027[2]	2,070	2,080
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 2025[2]	655	661
Holcim Ltd. 5.15% 2023[2]	2,500	2,774
Home Depot, Inc. 2.95% 2029	8,624	9,746
Home Depot, Inc. 4.50% 2048	863	1,159
Honduras (Republic of) 8.75% 2020	8,427	8,531
Honduras (Republic of) 6.25% 2027	2,462	2,706
Capital World Bond Fund — Page 19 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Honduras (Republic of) 5.625% 2030[2]	$3,430	$3,686
Honeywell International Inc. 2.30% 2024	2,200	2,348
Honeywell International Inc. 2.70% 2029	4,408	4,885
Honeywell International Inc. 1.95% 2030	500	527
Howard Hughes Corp. 5.375% 2028[2]	625	624
Howmet Aerospace Inc. 6.875% 2025	1,510	1,670
HSBC Holdings PLC 4.95% 2030	5,450	6,577
HSBC Holdings PLC 2.848% 2031[1]	9,400	9,751
Hungary 5.375% 2024	25,400	29,157
Hyundai Capital America 3.25% 2022[2]	2,104	2,190
Hyundai Capital America 1.25% 2023[2]	2,205	2,201
Hyundai Capital America 5.75% 2023[2]	3,790	4,206
Hyundai Capital America 1.80% 2025[2]	1,466	1,460
Hyundai Capital America 2.375% 2027[2]	8,548	8,557
Icahn Enterprises Finance Corp. 6.25% 2022	3,275	3,317
Icahn Enterprises Finance Corp. 4.75% 2024	4,450	4,513
Icahn Enterprises Finance Corp. 5.25% 2027	1,065	1,113
iHeartCommunications, Inc. 5.25% 2027[2]	2,325	2,271
Indonesia (Republic of) 3.375% 2023	2,600	2,749
Indonesia (Republic of) 4.75% 2026	21,600	25,125
Intelsat Jackson Holding Co. 8.00% 2024[2]	6,050	6,151
Intelsat Jackson Holding Co. 8.50% 2024[2,7]	4,575	2,962
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[5,6]	914	932
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[6]	1,600	1,622
Intercontinental Exchange, Inc. 3.00% 2060	210	213
International Game Technology PLC 6.25% 2022[2]	282	289
International Game Technology PLC 6.50% 2025[2]	2,735	2,924
International Game Technology PLC 5.25% 2029[2]	440	446
Interstate Power and Light Co. 3.25% 2024	7,929	8,703
Interstate Power and Light Co. 2.30% 2030	4,150	4,397
Intesa Sanpaolo SpA 3.25% 2024[2]	14,500	15,316
Intuit Inc. 0.65% 2023	2,905	2,923
Intuit Inc. 0.95% 2025	5,970	6,036
Intuit Inc. 1.35% 2027	2,550	2,591
Intuit Inc. 1.65% 2030	770	785
IPALCO Enterprises, Inc. 3.70% 2024	275	298
Iraq (Republic of) 6.752% 2023[2]	2,200	2,107
Iron Mountain Inc. 5.25% 2030[2]	1,795	1,875
Iron Mountain Inc. 4.50% 2031[2]	1,620	1,632
Israel (State of) 2.50% 2030	21,810	23,647
Israel (State of) 2.75% 2030	4,445	4,927
Israel (State of) 3.375% 2050	8,310	9,239
Israel (State of) 3.875% 2050	7,300	8,796
Jefferies Financial Group Inc. 5.50% 2023	1,375	1,518
Jersey Central Power & Light Co. 4.30% 2026[2]	560	641
Jonah Energy LLC 7.25% 2025[2]	1,100	128
Jordan (Hashemite Kingdom of) 4.95% 2025	800	799
Jordan (Hashemite Kingdom of) 5.75% 2027[2]	4,810	4,834
Jordan (Hashemite Kingdom of) 5.85% 2030[2]	1,300	1,265
Joseph T. Ryerson & Son, Inc. 8.50% 2028[2]	1,025	1,081
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[1]	11,706	12,492
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	24,055	29,382
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2050)[1]	57	61
Kasikornbank PC HK 3.343% 2031[1]	3,740	3,678
Kazakhstan (Republic of) 6.50% 2045	500	778
Capital World Bond Fund — Page 20 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
KazMunayGas National Co. JSC 4.75% 2027	$693	$774
KB Home 6.875% 2027	5,350	6,332
Kenya (Republic of) 6.875% 2024	3,010	3,069
Keurig Dr Pepper Inc. 4.057% 2023	5,500	5,984
Keurig Dr Pepper Inc. 4.417% 2025	3,205	3,695
Keurig Dr Pepper Inc. 4.597% 2028	9,325	11,217
Keurig Dr Pepper Inc. 3.20% 2030	1,721	1,926
Keurig Dr Pepper Inc. 5.085% 2048	8,775	11,817
Kimberly-Clark Corp. 1.05% 2027	575	580
Kimberly-Clark Corp. 3.10% 2030	668	766
Kinder Morgan, Inc. 5.20% 2048	1,860	2,182
Kraft Heinz Company 3.95% 2025	1,320	1,435
Kuwait (State of) 2.75% 2022[2]	16,650	17,128
Ladder Capital Corp. 4.25% 2027[2]	1,628	1,412
Leader Goal International Ltd. 4.25% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.919% on 1/19/2023)[1]	1,800	1,836
Liberty Global PLC 5.50% 2028[2]	1,175	1,215
Lima Metro Line 2 Finance Ltd. 5.875% 2034[2]	9,385	11,464
Lima Metro Line 2 Finance Ltd. 5.875% 2034	3,885	4,746
Lima Metro Line 2 Finance Ltd. 4.35% 2036[2]	3,300	3,655
Lithuania (Republic of) 6.625% 2022[2]	2,000	2,161
Lloyds Banking Group PLC 3.87% 2025 (UST Yield Curve Rate T Note Constant Maturity 1-year + 3.50% on 7/9/2024)[1]	3,780	4,121
Lloyds Banking Group PLC 3.75% 2027	13,770	15,339
Lloyds Banking Group PLC 4.375% 2028	1,150	1,334
Lowe’s Companies, Inc. 3.65% 2029	1,636	1,891
Lowe’s Companies, Inc. 4.05% 2047	387	463
Lowe’s Companies, Inc. 4.55% 2049	1,426	1,840
LPL Financial Holdings Inc. 4.625% 2027[2]	2,250	2,280
LSB Industries, Inc. 9.625% 2023[2]	4,300	4,230
LSC Communications, Inc. 8.75% 2023[2,7]	2,790	439
LYB International Finance III, LLC 2.875% 2025	500	536
LYB International Finance III, LLC 3.375% 2030	500	545
Magna International Inc. 2.45% 2030	3,775	3,980
Mallinckrodt PLC 10.00% 2025[2]	11,995	12,355
Marsh & McLennan Companies, Inc. 3.875% 2024	370	411
Marsh & McLennan Companies, Inc. 4.375% 2029	160	194
Marsh & McLennan Companies, Inc. 2.25% 2030	351	368
Marsh & McLennan Companies, Inc. 4.75% 2039	500	658
Marsh & McLennan Companies, Inc. 4.90% 2049	1,000	1,398
MasTec, Inc. 4.50% 2028[2]	1,150	1,163
Mattel, Inc. 6.75% 2025[2]	1,925	2,033
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.896% 2024[5,6]	1,189	1,182
McDonald’s Corp. 2.125% 2030	1,649	1,719
MDC Partners Inc. 6.50% 2024[2]	2,870	2,623
Melco International Development Ltd. 5.75% 2028[2]	1,195	1,219
Methanex Corp. 5.125% 2027	1,425	1,420
MetLife, Inc. 4.55% 2030	1,750	2,198
Metropolitan Life Global Funding I 2.40% 2021[2]	2,000	2,012
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,579
Metropolitan Life Global Funding I 3.375% 2022[2]	500	519
Metropolitan Life Global Funding I 1.95% 2023[2]	2,000	2,069
Metropolitan Life Global Funding I 0.95% 2025[2]	666	673
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,643
Metropolitan Life Global Funding I 3.00% 2027[2]	2,650	2,939
Capital World Bond Fund — Page 21 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mexico City Airport Trust 4.25% 2026	$1,278	$1,136
Mexico City Airport Trust 3.875% 2028	1,672	1,433
Mexico City Airport Trust 5.50% 2046	415	336
Mexico City Airport Trust 5.50% 2047	2,947	2,411
Mexico City Airport Trust 5.50% 2047[2]	287	235
MGIC Investment Corp. 5.25% 2028	925	959
MGM Resorts International 7.75% 2022	3,500	3,696
Mississippi Power Co. 3.95% 2028	2,446	2,809
Mississippi Power Co. 4.25% 2042	3,576	4,237
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,297
Molina Healthcare, Inc. 5.375% 2022	5,635	5,899
Molina Healthcare, Inc. 4.875% 2025[2]	2,662	2,725
Morgan Stanley 3.622% 2031 (USD-SOFR + 3.12% on 4/1/2030)[1]	8,330	9,534
Morgan Stanley 5.597% 2051 (USD-SOFR + 4.84% on 3/24/2051)[1]	3,330	5,037
Morocco (Kingdom of) 4.25% 2022	5,700	6,002
Morocco (Kingdom of) 4.25% 2022[2]	2,500	2,633
Morocco (Kingdom of) 5.50% 2042	10,000	12,450
Morocco (Kingdom of) 5.50% 2042[2]	1,500	1,867
Mozambique (Republic of) 5.00% 2031[1]	2,100	1,716
MPLX LP 2.65% 2030	9,007	8,852
MPLX LP 5.50% 2049	3,415	3,827
Murphy Oil Corp. 5.875% 2027	217	186
National Grid PLC 3.15% 2027[2]	1,105	1,226
Navient Corp. 6.50% 2022	2,140	2,188
Navient Corp. 5.50% 2023	13,090	13,251
Navient Corp. 5.875% 2024	3,000	2,991
Navient Corp. 6.125% 2024	375	380
NBCUniversal Enterprise, Inc., junior subordinated, 5.25%[2]	10,725	10,846
NCL Corp. Ltd. 3.625% 2024[2]	1,955	1,372
Nestlé Holdings, Inc. 0.625% 2026[2]	6,692	6,642
Nestlé Holdings, Inc. 1.00% 2027[2]	4,275	4,268
New Fortress Energy Inc. 6.75% 2025[2]	960	1,005
New York Life Global Funding 2.30% 2022[2]	3,000	3,098
New York Life Global Funding 0.95% 2025[2]	842	852
New York Life Global Funding 1.20% 2030[2]	11,502	11,236
New York Life Insurance Company 3.75% 2050[2]	2,507	2,833
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,377
Newcrest Finance Pty Ltd. 3.25% 2030[2]	6,113	6,677
Newcrest Finance Pty Ltd. 4.20% 2050[2]	671	787
Nexstar Broadcasting, Inc. 4.75% 2028[2]	1,075	1,099
NextEra Energy Capital Holdings, Inc. 2.25% 2030	4,190	4,372
NGL Energy Partners LP 7.50% 2023	960	642
NGL Energy Partners LP 6.125% 2025	4,810	2,879
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,710
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[2]	1,300	1,324
Nigeria (Republic of) 6.75% 2021	2,800	2,817
Nigeria (Republic of) 9.248% 2049	590	588
NIKE, Inc. 3.375% 2050	3,450	4,007
Nissan Motor Co., Ltd. 3.043% 2023[2]	2,723	2,762
Nissan Motor Co., Ltd. 3.522% 2025[2]	14,983	15,157
Norfolk Southern Corp. 3.05% 2050	816	874
Northern States Power Co. 2.60% 2051	424	432
Northrop Grumman Corp. 2.55% 2022	1,195	1,245
Northrop Grumman Corp. 3.25% 2028	7,195	8,091
Northrop Grumman Corp. 5.25% 2050	1,098	1,580
Capital World Bond Fund — Page 22 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Nova Chemicals Corp. 5.25% 2027[2]	$745	$702
Novartis Capital Corp. 1.75% 2025	2,449	2,565
Novartis Capital Corp. 2.00% 2027	2,671	2,833
Novartis Capital Corp. 2.20% 2030	5,650	6,069
NuStar Logistics, LP 6.75% 2021[2]	290	292
Nutrien Ltd. 2.95% 2030	1,500	1,645
Nutrition & Biosciences, Inc. 1.23% 2025[2]	2,500	2,499
Nutrition & Biosciences, Inc. 1.832% 2027[2]	844	848
Nutrition & Biosciences, Inc. 2.30% 2030[2]	2,000	2,016
Nutrition & Biosciences, Inc. 3.268% 2040[2]	1,000	1,008
Nutrition & Biosciences, Inc. 3.468% 2050[2]	1,000	1,005
Nuveen, LLC 4.00% 2028[2]	545	648
Oasis Petroleum Inc. 6.875% 2022	4,705	1,114
Occidental Petroleum Corp. 2.90% 2024	1,318	1,121
Occidental Petroleum Corp. 6.375% 2028	2,454	2,276
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[2,8]	37	4
Oleoducto Central SA 4.00% 2027[2]	2,780	2,889
ONEOK, Inc. 4.00% 2027	84	88
ONEOK, Inc. 4.55% 2028	28	30
ONEOK, Inc. 4.35% 2029	49	51
ONEOK, Inc. 3.10% 2030	918	885
ONEOK, Inc. 6.35% 2031	1,868	2,177
ONEOK, Inc. 4.95% 2047	282	268
ONEOK, Inc. 5.20% 2048	2,947	2,840
ONEOK, Inc. 4.45% 2049	1,873	1,650
ONEOK, Inc. 7.15% 2051	1,831	2,178
Oracle Corp. 2.65% 2026	9,890	10,815
Oracle Corp. 3.25% 2027	8,084	9,146
Oracle Corp. 3.60% 2050	2,975	3,336
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2060[2,4,5]	3,865	3,962
Otis Worldwide Corp. 2.056% 2025	3,000	3,156
Otis Worldwide Corp. 2.293% 2027	1,000	1,065
Otis Worldwide Corp. 2.565% 2030	3,000	3,227
Otis Worldwide Corp. 3.362% 2050	500	553
Oversea-Chinese Banking Corp. Ltd. 1.832% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.58% on 9/10/2025)[1,2]	6,371	6,363
Owens & Minor, Inc. 3.875% 2021	4,885	4,928
Owens & Minor, Inc. 4.375% 2024	7,605	7,610
Owens & Minor, Inc., Term Loan B, (3-month USD-LIBOR + 4.50%) 4.655% 2025[5,6]	1,963	1,904
Owl Rock Capital Corp. 4.625% 2024[2]	1,300	1,308
Owl Rock Capital Corp. 3.75% 2025	1,710	1,706
Owl Rock Capital Corp. 4.00% 2025	850	859
Pacific Gas and Electric Co. 1.75% 2022	1,750	1,752
Pacific Gas and Electric Co. 3.40% 2024	2,620	2,740
Pacific Gas and Electric Co. 2.95% 2026	5,000	5,101
Pacific Gas and Electric Co. 3.15% 2026	7,500	7,707
Pacific Gas and Electric Co. 2.10% 2027	9,275	9,028
Pacific Gas and Electric Co. 3.30% 2027	5,000	5,147
Pacific Gas and Electric Co. 3.30% 2027	4,589	4,684
Pacific Gas and Electric Co. 4.65% 2028	11,414	12,406
Pacific Gas and Electric Co. 4.55% 2030	3,000	3,259
Pacific Gas and Electric Co. 2.50% 2031	35,992	34,377
Pacific Gas and Electric Co. 3.30% 2040	19,545	17,940
Pacific Gas and Electric Co. 3.75% 2042	3,399	3,163
Pacific Gas and Electric Co. 3.50% 2050	6,400	5,801
Capital World Bond Fund — Page 23 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 2.70% 2030	$1,325	$1,466
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	11,358
Pakistan (Islamic Republic of) 8.25% 2024	7,700	8,185
Pakistan (Islamic Republic of) 6.875% 2027	1,550	1,547
Panama (Republic of) 3.75% 2026[2]	8,000	8,570
Panama (Republic of) 3.16% 2030	20,075	21,869
Panama (Republic of) 4.50% 2050	2,465	3,103
Panama (Republic of) 4.30% 2053	515	637
Panama (Republic of) 4.50% 2056	7,554	9,480
Panther BF Aggregator 2, LP 6.25% 2026[2]	340	357
Par Pharmaceutical Inc. 7.50% 2027[2]	7,236	7,590
Paraguay (Republic of) 4.625% 2023	5,210	5,523
Paraguay (Republic of) 5.00% 2026	1,450	1,657
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,941
Paraguay (Republic of) 4.70% 2027	475	541
Paraguay (Republic of) 5.60% 2048[2]	10,450	12,916
Paraguay (Republic of) 5.40% 2050[2]	8,110	9,882
Parker-Hannifin Corp. 3.25% 2029	70	78
Parsley Energy, Inc. 5.25% 2025[2]	270	268
PayPal Holdings, Inc. 1.65% 2025	2,400	2,489
PayPal Holdings, Inc. 2.85% 2029	3,495	3,850
PayPal Holdings, Inc. 2.30% 2030	4,378	4,631
PayPal Holdings, Inc. 3.25% 2050	1,079	1,197
Peabody Energy Corp. 6.00% 2022[2]	1,300	767
Peco Energy Co. 2.80% 2050	1,975	2,049
Pernod Ricard SA 4.45% 2022[2]	6,000	6,296
Petrobras Global Finance Co. 8.75% 2026	3,270	4,083
Petrobras Global Finance Co. 6.75% 2050	1,780	1,930
Petróleos Mexicanos 6.35% 2048	2,785	2,089
Petróleos Mexicanos 6.95% 2060[2]	776	595
PETRONAS Capital Ltd. 3.50% 2030[2]	2,215	2,482
PETRONAS Capital Ltd. 4.55% 2050[2]	4,885	6,252
PetSmart, Inc. 5.875% 2025[2]	1,966	2,017
PetSmart, Inc. 8.875% 2025[2]	10,590	11,000
PetSmart, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 4.00% 2022[5,6]	2,442	2,439
Pfizer Inc. 2.75% 2026	915	1,014
PG&E Corp. 5.00% 2028	3,085	2,997
Philip Morris International Inc. 2.875% 2024	5,750	6,175
Philip Morris International Inc. 1.50% 2025	1,323	1,367
Philip Morris International Inc. 2.10% 2030	4,939	5,088
Phillips 66 3.90% 2028	1,820	2,057
Pioneer Natural Resources Co. 1.90% 2030	4,573	4,304
Plains All American Pipeline, LP 3.80% 2030	3,055	2,968
PLDT Inc. 2.50% 2031	380	389
PLDT Inc., 3.45% 2050	510	529
Post Holdings, Inc. 4.625% 2030[2]	3,170	3,265
Power Financial Corp. Ltd. 5.25% 2028	3,970	4,238
Power Financial Corp. Ltd. 4.50% 2029	1,170	1,190
Power Financial Corp. Ltd. 3.95% 2030[2]	5,820	5,662
Power Financial Corp. Ltd. 3.95% 2030	1,600	1,556
Praxair, Inc. 1.10% 2030	1,676	1,626
Praxair, Inc. 2.00% 2050	512	462
PRICOA Global Funding I 3.45% 2023[2]	475	515
Progressive Corp. 3.20% 2030	2,750	3,154
Prudential Financial, Inc. 3.905% 2047	250	278
Capital World Bond Fund — Page 24 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 4.35% 2050	$1,950	$2,344
Prudential Financial, Inc. 3.70% 2051	250	276
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	1,983
PT Bank Tabungan Negara (Persero) Tbk 4.20% 2025	310	309
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,736
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,555	1,896
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	4,160	4,794
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[2]	655	843
PTT Exploration and Production PCL 2.587% 2027[2]	1,460	1,513
Public Service Company of Colorado 1.90% 2031	3,104	3,233
Public Service Company of Colorado 3.80% 2047	803	978
Public Service Electric and Gas Co. 3.00% 2025	618	676
Public Service Electric and Gas Co. 2.05% 2050	5,380	4,887
Public Service Enterprise Group Inc. 1.60% 2030	5,150	5,081
Puget Energy, Inc. 3.65% 2025	1,574	1,692
Qatar (State of) 4.50% 2022[2]	3,500	3,671
Qatar (State of) 3.875% 2023[2]	1,855	1,995
Qatar (State of) 3.40% 2025[2]	8,810	9,673
Qatar (State of) 4.50% 2028[2]	20,275	24,288
Qatar (State of) 4.00% 2029[2]	1,661	1,945
Qatar (State of) 4.00% 2029	675	791
Qatar (State of) 5.103% 2048[2]	2,495	3,475
Qatar (State of) 4.40% 2050[2]	2,145	2,767
QTS Realty Trust, Inc. 3.875% 2028[2]	1,625	1,634
R.R. Donnelley & Sons Co. 6.50% 2023	375	352
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2]	8,000	9,339
Rattler Midstream Partners LP 5.625% 2025[2]	280	283
Realogy Corp. 4.875% 2023[2]	2,400	2,380
Realogy Group LLC 7.625% 2025[2]	340	357
REC Ltd., 4.625% 2028[2]	1,600	1,652
Regeneron Pharmaceuticals, Inc. 1.75% 2030	8,415	8,219
Regeneron Pharmaceuticals, Inc. 2.80% 2050	3,409	3,195
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,4,5]	445	444
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[2,4,5,9]	1,275	1,257
Reynolds American Inc. 5.85% 2045	3,540	4,309
Rockies Express Pipeline LLC 4.95% 2029[2]	1,800	1,753
Roper Technologies, Inc. 1.40% 2027	1,000	1,011
Roper Technologies, Inc. 1.75% 2031	2,500	2,497
Royal Bank of Scotland PLC 3.073% 2028 (UST Yield Curve Rate T Note Constant Maturity 1-year + 2.55% on 5/22/2027)[1]	12,925	13,604
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,500	13,310
Russian Federation 4.75% 2026	2,000	2,297
Russian Federation 4.25% 2027	9,600	10,830
Russian Federation 4.375% 2029[2]	400	460
Russian Federation 5.10% 2035	1,000	1,228
Russian Federation 5.25% 2047	1,200	1,592
Russian Federation 5.25% 2047[2]	400	531
Sabine Pass Liquefaction, LLC 4.50% 2030[2]	6,083	6,862
Sabre Holdings Corp. 5.25% 2023[2]	175	171
Sabre Holdings Corp. 9.25% 2025[2]	1,750	1,929
Sally Holdings LLC and Sally Capital Inc. 5.50% 2023	50	50
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	5,525	5,609
Sally Holdings LLC and Sally Capital Inc. 8.75% 2025[2]	1,717	1,887
San Diego Gas & Electric Co. 1.70% 2030	4,575	4,544
San Diego Gas & Electric Co. 3.32% 2050	752	823
Capital World Bond Fund — Page 25 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Sands China Ltd. 3.80% 2026[2]	$1,065	$1,117
Sands China Ltd. 4.375% 2030[2]	1,155	1,224
Santander Holdings USA, Inc. 3.244% 2026	19,225	20,595
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	9,088
Saudi Arabia (Kingdom of) 3.25% 2026	1,700	1,853
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	18,073
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,439
Scentre Group 2.375% 2021[2]	1,425	1,434
Scentre Group 3.25% 2025[2]	1,395	1,474
Scentre Group 3.50% 2025[2]	3,250	3,448
Scentre Group 3.75% 2027[2]	2,020	2,163
Scientific Games Corp. 5.00% 2025[2]	2,638	2,659
Scientific Games Corp. 8.625% 2025[2]	1,000	1,045
Scientific Games Corp. 8.25% 2026[2]	5,180	5,430
Scientific Games Corp. 7.00% 2028[2]	1,050	1,054
Scientific Games Corp. 7.25% 2029[2]	1,950	1,983
ServiceNow, Inc. 1.40% 2030	9,295	9,059
Shell International Finance BV 3.50% 2023	20,073	21,862
Shell International Finance BV 3.875% 2028	2,750	3,214
Shell International Finance BV 2.375% 2029	1,880	1,990
Shell International Finance BV 3.125% 2049	1,170	1,209
Shell International Finance BV 3.25% 2050	1,521	1,604
Sherwin-Williams Company 2.75% 2022	73	76
Sherwin-Williams Company 3.45% 2027	3,892	4,387
Sherwin-Williams Company 2.95% 2029	500	551
Sherwin-Williams Company 2.30% 2030	599	627
Sherwin-Williams Company 4.50% 2047	500	623
Sherwin-Williams Company 3.30% 2050	1,000	1,055
Shire PLC 2.40% 2021	4,852	4,940
Shire PLC 2.875% 2023	6,730	7,147
Shire PLC 3.20% 2026	1,690	1,881
Siemens AG 2.70% 2022[2]	1,780	1,839
Siemens AG 2.35% 2026[2]	4,131	4,437
Sirius XM Radio Inc. 3.875% 2022[2]	3,175	3,213
Sirius XM Radio Inc. 4.625% 2024[2]	1,840	1,906
SkyMiles IP Ltd. 4.75% 2028[2]	3,175	3,299
Southern California Edison Co. 2.90% 2021	10,000	10,106
Southern California Edison Co. 2.85% 2029	1,100	1,159
Southern California Edison Co. 2.25% 2030	7,500	7,533
Southern California Edison Co. 3.65% 2050	2,500	2,611
Southwestern Energy Co. 6.45% 2025[1]	1,060	1,031
Southwestern Energy Co. 8.375% 2028	315	310
Spirit AeroSystems, Inc. 7.50% 2025[2]	980	994
Springleaf Finance Corp. 6.125% 2024	3,550	3,723
Sprint Corp. 7.625% 2026	2,525	3,055
Sprint Corp. 6.875% 2028	4,125	5,145
Sri Lanka (Democratic Socialist Republic of) 6.25% 2020	9,500	9,405
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	35,105	30,892
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	10,752	8,897
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	12,600	10,206
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	14,976	11,232
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[2]	214	160
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	215	152
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[2]	1,400	966
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	600	414
Capital World Bond Fund — Page 26 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Staples, Inc. 7.50% 2026[2]	$2,895	$2,672
Starwood Property Trust, Inc. 3.625% 2021	2,030	2,036
Starwood Property Trust, Inc. 5.00% 2021	6,400	6,349
State Bank of India 3.25% 2022	460	469
State Bank of India 4.50% 2023	2,070	2,220
State Grid Overseas Investment Ltd. 3.50% 2027[2]	2,000	2,240
Statoil ASA 3.25% 2024	1,050	1,156
Sunoco Logistics Operating Partners, LP 5.40% 2047	690	652
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (UST Yield Curve Rate T Note Constant Maturity 5-year + 3.582% on 4/2/2029)[1,2]	6,200	7,088
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	19,795	22,015
Takeda Pharmaceutical Company, Ltd. 2.05% 2030	10,808	10,974
Takeda Pharmaceutical Company, Ltd. 3.025% 2040	1,717	1,781
Takeda Pharmaceutical Company, Ltd. 3.175% 2050	1,085	1,117
Takeda Pharmaceutical Company, Ltd. 3.375% 2060	3,845	3,984
Talen Energy Corp. 10.50% 2026[2]	435	332
Talen Energy Corp. 7.25% 2027[2]	3,295	3,289
Talen Energy Supply, LLC 7.625% 2028[2]	1,250	1,252
Targa Resources Partners LP 5.875% 2026	750	771
Targa Resources Partners LP 5.50% 2030[2]	1,185	1,180
Targa Resources Partners LP 4.875% 2031[2]	855	830
Team Health Holdings, Inc. 6.375% 2025[2]	6,590	4,547
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[5,6]	5,329	4,490
Teekay Corp. 9.25% 2022[2]	2,915	2,756
Teekay Offshore Partners LP 8.50% 2023[2]	3,100	2,659
TEGNA Inc. 4.75% 2026[2]	700	717
Tencent Holdings Ltd. 3.975% 2029[2]	1,100	1,253
Tencent Holdings Ltd. 3.975% 2029	450	512
Tencent Holdings Ltd. 2.39% 2030[2]	1,000	1,018
Tencent Holdings Ltd. 3.24% 2050[2]	19,150	19,269
Tencent Holdings Ltd. 3.29% 2060[2]	1,000	1,020
Tencent Music Entertainment Group 2.00% 2030	4,035	3,952
Tenet Healthcare Corp. 4.625% 2024	2,074	2,081
Tenet Healthcare Corp. 4.875% 2026[2]	13,125	13,338
Teva Pharmaceutical Finance Co. BV 2.80% 2023	13,156	12,605
Teva Pharmaceutical Finance Co. BV 6.00% 2024	8,781	8,977
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,160	1,220
Teva Pharmaceutical Finance Co. BV 3.15% 2026	21,485	19,001
Teva Pharmaceutical Finance Co. BV 4.10% 2046	27,720	23,124
The Brink’s Co. 4.625% 2027[2]	1,885	1,887
The Siam Commercial Bank Public Co. Ltd. 3.90% 2024	1,210	1,305
Thermo Fisher Scientific Inc. 4.133% 2025	6,338	7,225
Thermo Fisher Scientific Inc. 4.497% 2030	2,791	3,448
T-Mobile US, Inc. 1.50% 2026[2]	9,025	9,062
T-Mobile US, Inc. 2.05% 2028[2]	5,375	5,500
T-Mobile US, Inc. 3.875% 2030[2]	17,414	19,822
T-Mobile US, Inc. 2.55% 2031[2]	8,589	8,910
T-Mobile US, Inc. 4.375% 2040[2]	3,100	3,637
T-Mobile US, Inc. 3.30% 2051[2]	4,700	4,644
Toronto-Dominion Bank 0.75% 2025	1,675	1,671
Total Capital International 3.455% 2029	2,400	2,761
Total SE 3.386% 2060	940	989
Toyota Motor Credit Corp. 2.90% 2023	7,240	7,686
Toyota Motor Credit Corp. 1.80% 2025	500	523
Toyota Motor Credit Corp. 3.00% 2025	7,240	7,925
Capital World Bond Fund — Page 27 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 3.20% 2027	$4,830	$5,427
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,906
Toyota Motor Credit Corp. 3.375% 2030	3,527	4,069
TransCanada PipeLines Ltd. 4.10% 2030	13,523	15,622
TransDigm Inc. 6.50% 2024	140	140
TransDigm Inc. 6.25% 2026[2]	267	280
TransDigm Inc. 5.50% 2027	950	915
Travelers Companies, Inc. 4.10% 2049	500	626
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 7.00%) 7.225% 2025[5,6]	1,102	1,062
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 5.00%) 5.22% 2026[5,6]	1,203	761
TreeHouse Foods, Inc. 4.00% 2028	255	258
Trilogy International Partners, LLC 8.875% 2022[2]	10,225	9,443
Triumph Group, Inc. 5.25% 2022	170	140
Triumph Group, Inc. 6.25% 2024[2]	215	183
Triumph Group, Inc. 8.875% 2024[2]	775	827
Triumph Group, Inc. 7.75% 2025[2]	705	455
Tronox Ltd. 6.50% 2026[2]	2,290	2,294
Turkey (Republic of) 6.25% 2022	4,915	4,970
Turkey (Republic of) 6.35% 2024	12,500	12,500
Turkey (Republic of) 4.25% 2025	4,170	3,848
Turkey (Republic of) 7.625% 2029	5,500	5,675
Turkey (Republic of) 6.00% 2041	2,100	1,748
Turkey (Republic of) 5.75% 2047	500	398
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,945
U.S. Treasury 1.25% 2021	6,500	6,579
U.S. Treasury 1.50% 2021	13,650	13,867
U.S. Treasury 2.625% 2021	2,500	2,575
U.S. Treasury 0.125% 2022	37,000	37,001
U.S. Treasury 1.50% 2022	15,000	15,386
U.S. Treasury 1.375% 2023	14,040	14,539
U.S. Treasury 1.375% 2023	3,770	3,907
U.S. Treasury 1.75% 2023	22,700	23,656
U.S. Treasury 2.75% 2023	12,920	13,787
U.S. Treasury 2.75% 2023	2,790	2,995
U.S. Treasury 1.25% 2024	10,000	10,405
U.S. Treasury 1.50% 2024[13]	84,650	89,118
U.S. Treasury 1.50% 2024	16,350	17,200
U.S. Treasury 2.00% 2024	9,000	9,605
U.S. Treasury 2.00% 2024	7,800	8,304
U.S. Treasury 2.00% 2024	3,700	3,944
U.S. Treasury 2.25% 2024[13]	54,760	58,788
U.S. Treasury 0.25% 2025	4,621	4,615
U.S. Treasury 2.75% 2025	68,290	76,295
U.S. Treasury 2.875% 2025	27,270	30,873
U.S. Treasury 2.875% 2025	4,850	5,456
U.S. Treasury 2.875% 2025	72	80
U.S. Treasury 1.625% 2026	13,900	14,941
U.S. Treasury 1.875% 2026	3,000	3,262
U.S. Treasury 2.125% 2026	7,500	8,249
U.S. Treasury 2.25% 2026	1,600	1,768
U.S. Treasury 0.50% 2027	8,200	8,221
U.S. Treasury 2.25% 2027[13]	88,200	99,181
U.S. Treasury 2.25% 2027	10,500	11,722
U.S. Treasury 2.75% 2028	40,310	46,903
Capital World Bond Fund — Page 28 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2028	$53,600	$63,084
U.S. Treasury 1.625% 2029	650	708
U.S. Treasury 2.375% 2029	2,080	2,394
U.S. Treasury 0.625% 2030[13]	170,715	170,170
U.S. Treasury 0.625% 2030	11,603	11,539
U.S. Treasury 1.50% 2030	4,740	5,114
U.S. Treasury 4.375% 2039	1,500	2,345
U.S. Treasury 1.125% 2040[13]	71,966	70,932
U.S. Treasury 1.125% 2040	1,000	982
U.S. Treasury 4.625% 2040	1,350	2,176
U.S. Treasury 3.125% 2041	1,100	1,488
U.S. Treasury 2.75% 2042	1,000	1,283
U.S. Treasury 2.875% 2043	1,600	2,092
U.S. Treasury 3.125% 2044	940	1,281
U.S. Treasury 3.375% 2044	2,700	3,816
U.S. Treasury 2.875% 2045	2,250	2,960
U.S. Treasury 3.00% 2045	1,425	1,917
U.S. Treasury 3.00% 2045	1,125	1,508
U.S. Treasury 3.00% 2048[13]	7,110	9,677
U.S. Treasury 3.375% 2048	1,150	1,676
U.S. Treasury 2.25% 2049	1,700	2,025
U.S. Treasury 2.375% 2049	2,100	2,568
U.S. Treasury 3.00% 2049	520	712
U.S. Treasury 1.25% 2050[13]	24,412	23,172
U.S. Treasury 1.375% 2050	68,200	66,760
U.S. Treasury 2.00% 2050[13]	22,480	25,464
U.S. Treasury Inflation-Protected Security 0.25% 2029[3]	84,292	94,304
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	33,311	36,807
U.S. Treasury Inflation-Protected Security 1.375% 2044[3,13]	53,010	75,478
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	29,238	40,846
U.S. Treasury Inflation-Protected Security 0.25% 2050[3,13]	36,411	42,955
Uber Technologies, Inc. 8.00% 2026[2]	1,650	1,759
Ukraine 7.75% 2021	5,080	5,215
Ukraine 7.75% 2027	2,300	2,284
Ukraine 7.375% 2032[2]	560	528
Ukraine 0% 2040	1,975	1,806
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[1,2]	24,766	26,403
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[1,2]	2,062	2,373
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	31,206	31,855
Uniform Mortgage-Backed Security 1.50% 2035[4,12]	85,447	87,349
Uniform Mortgage-Backed Security 1.50% 2035[4,12]	25,125	25,702
Uniform Mortgage-Backed Security 2.00% 2035[4,12]	44,460	46,200
Uniform Mortgage-Backed Security 2.00% 2050[4,12]	4,150	4,280
Uniform Mortgage-Backed Security 2.50% 2050[4,12]	64,357	67,256
Uniform Mortgage-Backed Security 3.50% 2050[4,12]	32,163	33,911
Union Pacific Corp. 4.30% 2049	1,550	1,997
Union Pacific Corp. 3.25% 2050	3,005	3,351
Union Pacific Corp. 3.75% 2070	604	683
United Mexican States 3.90% 2025	4,440	4,864
United Mexican States 3.25% 2030	14,515	14,849
United Mexican States 4.75% 2032	5,580	6,319
United Mexican States 4.50% 2050	2,710	2,866
United Mexican States 5.00% 2051	4,680	5,239
United Rentals, Inc. 3.875% 2031	525	534
United Technologies Corp. 3.65% 2023	547	592
Capital World Bond Fund — Page 29 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.125% 2027	$250	$278
United Technologies Corp. 4.125% 2028	4,100	4,859
United Technologies Corp. 4.50% 2042	500	632
UnitedHealth Group Inc. 3.75% 2025	2,160	2,468
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 7.875% 2025[2]	200	212
Univision Communications Inc. 6.625% 2027[2]	5,725	5,603
Upjohn Inc. 1.65% 2025[2]	871	893
Upjohn Inc. 2.30% 2027[2]	587	607
Upjohn Inc. 2.70% 2030[2]	4,011	4,157
Upjohn Inc. 3.85% 2040[2]	3,793	4,100
Upjohn Inc. 4.00% 2050[2]	4,891	5,235
Uruguay (Oriental Republic of) 4.375% 2031	2,590	3,086
Vale Overseas Ltd. 3.75% 2030	7,714	7,945
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	4,975	5,098
Valvoline Inc. 4.375% 2025	530	546
Venator Materials Corp. 5.75% 2025[2]	4,355	3,781
Venator Materials Corp. 9.50% 2025[2]	2,000	2,130
Venezuela (Bolivarian Republic of) 7.00% 2018[7]	60	5
Venezuela (Bolivarian Republic of) 7.75% 2019[7]	1,074	86
Venezuela (Bolivarian Republic of) 6.00% 2020[7]	883	71
Venezuela (Bolivarian Republic of) 12.75% 2022[7]	80	6
Venezuela (Bolivarian Republic of) 9.00% 2023[7]	1,289	103
Venezuela (Bolivarian Republic of) 8.25% 2024[7]	279	22
Venezuela (Bolivarian Republic of) 7.65% 2025[7]	120	10
Venezuela (Bolivarian Republic of) 11.75% 2026[7]	60	5
Venezuela (Bolivarian Republic of) 9.25% 2027[7]	159	13
Venezuela (Bolivarian Republic of) 9.25% 2028[7]	2,498	200
Venezuela (Bolivarian Republic of) 11.95% 2031[7]	99	8
Venezuela (Bolivarian Republic of) 7.00% 2038[7]	99	8
Veritas Holdings Ltd. 7.50% 2023[2]	4,500	4,506
Veritas Holdings Ltd. 10.50% 2024[2]	860	812
Veritas Holdings Ltd. 7.50% 2025[2]	1,695	1,750
Veritas US Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.50% 2025[5,6]	2,293	2,245
Verizon Communications Inc. 4.329% 2028	3,315	4,016
Verizon Communications Inc. 3.15% 2030	4,875	5,519
Verizon Communications Inc. 5.25% 2037	575	797
Verizon Communications Inc. 3.85% 2042	443	526
Verizon Communications Inc. 4.125% 2046	825	1,021
Vertical U.S. Newco Inc. 5.25% 2027[2]	3,150	3,280
ViaSat, Inc. 5.625% 2027[2]	465	479
VICI Properties LP 4.625% 2029[2]	1,485	1,519
VICI Properties LP / VICI Note Co. Inc. 3.50% 2025[2]	615	610
VICI Properties LP / VICI Note Co. Inc. 4.125% 2030[2]	750	740
Vinci SA 3.75% 2029[2]	6,844	8,191
Vine Oil & Gas LP 8.75% 2023[2]	600	408
Virgin Media O2 4.25% 2031[2]	1,675	1,712
Virginia Electric and Power Co. 2.875% 2029	1,760	1,979
Virginia Electric and Power Co., Series B, 3.80% 2047	916	1,113
Vodafone Group PLC 4.25% 2050	3,200	3,723
Volkswagen Group of America Finance, LLC 3.875% 2020[2]	9,600	9,637
Volkswagen Group of America Finance, LLC 2.90% 2022[2]	1,000	1,034
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	14,770	15,600
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	16,168
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,196
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	7,380
Capital World Bond Fund — Page 30 of 42

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	$2,000	$2,392
Wal-Mart Stores, Inc. 3.125% 2021	8,000	8,175
Wal-Mart Stores, Inc. 3.05% 2026	1,895	2,136
Wal-Mart Stores, Inc. 3.70% 2028	3,845	4,550
Walt Disney Company 2.65% 2031	32,540	35,125
Walt Disney Company 3.60% 2051	553	625
Warrior Met Coal, Inc. 8.00% 2024[2]	4,777	4,869
WEA Finance LLC 3.25% 2020[2]	2,654	2,655
Weatherford International PLC 8.75% 2024[2]	2,622	2,694
Weatherford International PLC 11.00% 2024[2]	5,325	3,208
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	49,268	51,460
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	4,285	4,489
Wells Fargo & Company 3.068% 2041 (USD-SOFR + 2.53% on 4/30/2040)[1]	7,999	8,336
Wesco Aircraft Holdings, Inc. 9.00% 2026[2]	630	521
WESCO Distribution, Inc. 7.125% 2025[2]	960	1,047
WESCO Distribution, Inc. 7.25% 2028[2]	1,045	1,146
Western Gas Partners LP 4.50% 2028	2,700	2,551
Westinghouse Air Brake Technologies Corp. 4.40% 2024[1]	320	348
Westlake Chemical Corp. 5.00% 2046	260	304
Westlake Chemical Corp. 4.375% 2047	1,005	1,075
Westpac Banking Corp. 2.894% 2030 (UST Yield Curve Rate T Note Constant Maturity 5-year + 1.35% on 2/4/2025)[1]	34,448	35,715
Westpac Banking Corp. 4.11% 2034 (UST Yield Curve Rate T Note Constant Maturity 5-year + 2.00% on 7/24/2029)[1]	2,279	2,565
Williams Companies, Inc. 3.50% 2030	9,779	10,653
Williams Partners LP 3.90% 2025	761	833
Williams Partners LP 6.30% 2040	1,151	1,423
Williams Partners LP 5.10% 2045	767	864
Willis North America Inc. 2.95% 2029	2,022	2,189
WM. Wrigley Jr. Co. 3.375% 2020[2]	2,270	2,273
Wyndham Worldwide Corp. 4.375% 2028[2]	505	491
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	2,775	2,636
Wynn Resorts Ltd. 7.75% 2025[2]	1,040	1,103
Xcel Energy Inc. 3.35% 2026	1,500	1,692
Xcel Energy Inc. 2.60% 2029	817	884
Xcel Energy Inc. 6.50% 2036	484	711
Xcel Energy Inc. 3.50% 2049	1,978	2,206
Xerox Corp. 4.125% 2023	533	550
Xerox Corp. 5.50% 2028[2]	1,950	1,925
XPO Logistics, Inc. 6.25% 2025[2]	520	555
Ziggo Bond Co. BV 5.125% 2030[2]	1,050	1,066
Ziggo Bond Finance BV 5.50% 2027[2]	3,128	3,282
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,205
		6,219,006
Total bonds, notes & other debt instruments (cost: $12,410,133,000)		12,992,371
Common stocks 0.05% U.S. dollars 0.05%
Associated Materials Group Inc.[9,10,14]	953,863	5,790
Tribune Resources, LLC[9,10,14]	514,396	463
Advanz Pharma Corp. Ltd.[14,15]	52,958	266
Advanz Pharma Corp. Ltd.[14]	19,614	99
Weatherford International[14]	172,186	336
Capital World Bond Fund — Page 31 of 42

unaudited
Common stocks (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
McDermott International, Inc.[14]	$30,503	$73
Sable Permian Resources, LLC, units[9,10,14]	14,586,880	—[11]
Total common stocks (cost: $17,356,000)		7,027
Rights & warrants 0.00% U.S. dollars 0.00%
McDermott International, Inc., warrants, expire 2027[9,14]	61,068	2
McDermott International, Inc., warrants, expire 2027[9,14]	67,853	1
Tribune Resources, LLC, Class A, warrants, expire 2023[9,10,14]	173,187	—[11]
Tribune Resources, LLC, Class B, warrants, expire 2023[9,10,14]	134,701	—[11]
Tribune Resources, LLC, Class C, warrants, expire 2023[9,10,14]	126,325	—[11]
Total rights & warrants (cost: $127,000)		3
Short-term securities 6.49% Money market investments 6.09%	Shares
Capital Group Central Cash Fund 0.12%[16,17]	8,345,412	834,625
Bills & notes of governments & government agencies outside the U.S. 0.40%	Principal amount (000)
Greek Treasury Bills 0.05%–0.15% due 12/4/2020–6/11/2021	€46,950	55,105
Total short-term securities (cost: $887,424,000)		889,730
Total investment securities 101.30% (cost: $13,315,040,000)		13,889,131
Other assets less liabilities (1.30)%		(177,640)
Net assets 100.00%		$13,711,491
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[18] (000)	Value at 9/30/2020[19] (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
2 Year Euro-Schatz Futures	Long	288	December 2020	€28,800	$37,916	$8
2 Year U.S. Treasury Note Futures	Long	1,439	January 2021	$287,800	317,963	152
5 Year Euro-Bobl Futures	Long	74	December 2020	€7,400	11,727	14
5 Year U.S. Treasury Note Futures	Long	890	January 2021	$89,000	112,168	133
10 Year Euro-Bund Futures	Long	785	December 2020	€78,500	160,624	716
10 Year Italy Government Bond Futures	Short	208	December 2020	(20,800)	(35,990)	(466)
10 Year Japanese Government Bond Futures	Long	17	December 2020	¥1,700,000	24,519	50
10 Year UK Gilt Futures	Long	50	December 2020	£5,000	8,781	63
10 Year Canadian Government Bond Futures	Short	45	December 2020	C$(4,500)	(5,130)	3
10 Year U.S. Treasury Note Futures	Short	634	December 2020	$(63,400)	(88,463)	(294)
10 Year Ultra U.S. Treasury Note Futures	Short	4,722	December 2020	(472,200)	(755,151)	(941)
20 Year U.S. Treasury Bond Futures	Long	303	December 2020	30,300	53,413	76
30 Year Euro-Buxl Futures	Long	273	December 2020	€27,300	71,275	1,419
30 Year Ultra U.S. Treasury Bond Futures	Long	738	December 2020	$73,800	163,698	(424)
						$509
Capital World Bond Fund — Page 32 of 42

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
KRW0	USD0	Standard Chartered Bank	7/21/2020	$—[11]
USD2,404	MXN52,650	Morgan Stanley	10/5/2020	24
EUR5,040	USD5,986	Bank of New York Mellon	10/5/2020	(76)
USD96,182	AUD133,110	Citibank	10/6/2020	841
JPY2,500,000	USD23,646	HSBC Bank	10/6/2020	60
EUR71,390	USD84,199	Morgan Stanley	10/6/2020	(488)
KRW39,648,250	USD33,364	JPMorgan Chase	10/8/2020	537
KRW49,164,400	USD41,606	Citibank	10/8/2020	431
USD3,358	INR247,020	Citibank	10/8/2020	13
USD15,970	INR1,184,500	HSBC Bank	10/8/2020	(71)
CLP11,560,000	USD15,013	Goldman Sachs	10/8/2020	(287)
USD33,499	RUB2,503,000	Goldman Sachs	10/9/2020	1,317
EUR28,567	CZK762,200	Citibank	10/9/2020	474
JPY2,381,580	EUR18,954	Standard Chartered Bank	10/9/2020	358
USD33,880	EUR28,686	Morgan Stanley	10/9/2020	241
CNH94,280	USD13,749	Barclays Bank PLC	10/9/2020	139
USD37,394	MYR155,260	Standard Chartered Bank	10/9/2020	45
EUR170	USD201	JPMorgan Chase	10/9/2020	(1)
MXN29,170	USD1,352	Morgan Stanley	10/9/2020	(34)
EUR34,830	USD41,137	Morgan Stanley	10/9/2020	(292)
CZK762,200	EUR28,822	Goldman Sachs	10/9/2020	(773)
CAD82,700	USD63,127	HSBC Bank	10/9/2020	(1,017)
JPY9,657,000	USD91,183	Goldman Sachs	10/13/2020	396
JPY1,127,450	USD10,622	HSBC Bank	10/13/2020	70
EUR12,375	USD14,585	Citibank	10/13/2020	(72)
CAD47,200	USD35,799	Citibank	10/13/2020	(350)
USD39,213	CZK881,200	Standard Chartered Bank	10/14/2020	1,029
USD15,507	CZK348,000	Standard Chartered Bank	10/14/2020	428
USD33,774	EUR28,500	Morgan Stanley	10/14/2020	349
USD37,958	CAD50,100	Citibank	10/14/2020	331
CNH30,650	USD4,474	HSBC Bank	10/14/2020	39
USD3,468	EUR2,934	Goldman Sachs	10/14/2020	27
USD105	EUR90	Morgan Stanley	10/14/2020	(1)
USD33,674	CNH230,670	HSBC Bank	10/14/2020	(294)
CZK348,000	USD15,486	Standard Chartered Bank	10/14/2020	(407)
CZK881,200	EUR33,185	Citibank	10/14/2020	(736)
EUR175,382	USD207,319	Goldman Sachs	10/14/2020	(1,631)
KRW32,911,000	USD27,752	Citibank	10/15/2020	389
USD1,114	ILS3,800	HSBC Bank	10/15/2020	4
ILS49,100	USD14,388	HSBC Bank	10/15/2020	(53)
USD26,249	GBP20,500	UBS AG	10/15/2020	(205)
USD13,596	MXN290,766	UBS AG	10/16/2020	471
ILS151,300	USD43,814	JPMorgan Chase	10/16/2020	359
USD21,375	EUR18,035	Morgan Stanley	10/16/2020	222
CNH48,020	USD7,040	Citibank	10/16/2020	30
USD4,639	ZAR77,900	UBS AG	10/16/2020	(3)
USD2,289	JPY242,800	Morgan Stanley	10/16/2020	(14)
USD4,675	IDR70,271,930	Standard Chartered Bank	10/16/2020	(40)
USD16,942	GBP13,245	Bank of America	10/16/2020	(150)
MXN247,400	USD11,568	UBS AG	10/16/2020	(401)
EUR107,336	USD127,213	Morgan Stanley	10/16/2020	(1,324)
Capital World Bond Fund — Page 33 of 42

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD75,380	EUR63,437	JPMorgan Chase	10/19/2020	$973
JPY22,451,193	USD212,634	Goldman Sachs	10/19/2020	289
USD2,712	RUB204,060	Citibank	10/19/2020	91
USD6,634	CAD8,736	Bank of America	10/19/2020	73
USD23,326	GBP18,063	JPMorgan Chase	10/19/2020	16
GBP10	EUR11	JPMorgan Chase	10/19/2020	—[11]
ZAR72,315	USD4,320	JPMorgan Chase	10/19/2020	(13)
SEK135,600	USD15,466	Standard Chartered Bank	10/19/2020	(322)
EUR28,483	USD33,846	Barclays Bank PLC	10/19/2020	(438)
CZK750,850	USD33,456	Citibank	10/19/2020	(920)
EUR77,536	USD92,133	JPMorgan Chase	10/19/2020	(1,190)
USD69,092	NZD102,696	HSBC Bank	10/20/2020	1,153
KRW17,403,120	USD14,838	JPMorgan Chase	10/20/2020	43
USD31,204	ILS106,735	Barclays Bank PLC	10/20/2020	42
KRW5,563,560	USD4,745	JPMorgan Chase	10/20/2020	12
ZAR4,250	USD251	JPMorgan Chase	10/20/2020	2
KRW14,217,900	USD12,166	JPMorgan Chase	10/20/2020	(9)
ZAR8,700	USD538	JPMorgan Chase	10/20/2020	(20)
JPY6,181,200	USD58,666	Bank of America	10/20/2020	(43)
EUR46,393	USD54,992	JPMorgan Chase	10/20/2020	(575)
EUR13,361	PLN59,475	JPMorgan Chase	10/21/2020	284
GBP31,900	EUR34,885	Citibank	10/21/2020	248
USD12,096	GBP9,326	Citibank	10/21/2020	61
JPY228,714	EUR1,840	Standard Chartered Bank	10/21/2020	11
USD19	CNH130	Standard Chartered Bank	10/21/2020	—[11]
GBP11,018	USD14,291	Citibank	10/21/2020	(72)
USD18,992	MXN401,000	Morgan Stanley	10/22/2020	905
USD42,446	AUD58,900	Morgan Stanley	10/22/2020	257
USD6,214	EUR5,259	UBS AG	10/22/2020	45
USD17,641	GBP13,654	Morgan Stanley	10/22/2020	20
USD10,977	ILS37,550	HSBC Bank	10/22/2020	14
GBP10	EUR11	Bank of America	10/22/2020	—[11]
KRW7,493,020	USD6,412	JPMorgan Chase	10/22/2020	(5)
CAD3,760	USD2,845	Bank of New York Mellon	10/22/2020	(21)
GBP15,400	USD19,896	Morgan Stanley	10/22/2020	(23)
CHF5,200	USD5,719	JPMorgan Chase	10/22/2020	(69)
EUR60,660	USD71,676	UBS AG	10/22/2020	(522)
AUD58,900	USD42,901	Citibank	10/22/2020	(712)
PLN150,900	USD39,938	Morgan Stanley	10/22/2020	(897)
USD3,952	INR291,790	Standard Chartered Bank	10/23/2020	7
JPY1,767,040	USD16,961	JPMorgan Chase	10/23/2020	(202)
USD24,119	MXN518,270	HSBC Bank	10/26/2020	754
EUR119,672	USD139,701	JPMorgan Chase	10/26/2020	686
NOK151,729	USD16,091	Morgan Stanley	10/26/2020	176
CAD45,713	USD34,218	Bank of America	10/26/2020	116
USD16,803	JPY1,766,140	Bank of New York Mellon	10/26/2020	52
USD5,834	JPY611,800	Bank of America	10/26/2020	32
USD23,660	PLN91,400	JPMorgan Chase	10/26/2020	13
USD7,012	IDR104,444,610	Citibank	10/26/2020	10
EUR102,129	USD119,800	Standard Chartered Bank	10/26/2020	8
NOK3,180	EUR291	UBS AG	10/26/2020	(1)
Capital World Bond Fund — Page 34 of 42

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2020 (000)
Purchases (000)	Sales (000)
USD71,572	EUR61,015	Standard Chartered Bank	10/26/2020	$(5)
USD1,720	CAD2,298	Bank of America	10/26/2020	(6)
USD4,194	EUR3,580	JPMorgan Chase	10/26/2020	(6)
USD2,382	AUD3,340	Goldman Sachs	10/26/2020	(11)
USD1,420	GBP1,113	Bank of America	10/26/2020	(16)
JPY609,480	USD5,805	Bank of New York Mellon	10/26/2020	(24)
CZK525,800	USD22,810	JPMorgan Chase	10/26/2020	(26)
USD56,470	ILS194,000	Citibank	10/26/2020	(174)
USD55,646	EUR47,668	JPMorgan Chase	10/26/2020	(273)
USD40,771	AUD57,330	JPMorgan Chase	10/26/2020	(294)
AUD57,400	USD41,412	Citibank	10/26/2020	(296)
USD28,361	ZAR485,400	JPMorgan Chase	10/26/2020	(525)
JPY19,780,720	USD188,616	Morgan Stanley	10/26/2020	(1,004)
USD15,199	MYR62,950	HSBC Bank	10/27/2020	67
USD41,815	CNH284,219	HSBC Bank	10/27/2020	3
CNH216,860	USD31,905	HSBC Bank	10/27/2020	(2)
USD32,263	MYR134,700	Standard Chartered Bank	10/27/2020	(117)
AUD3,230	USD2,269	Standard Chartered Bank	10/28/2020	44
USD33,194	CAD44,500	Goldman Sachs	10/28/2020	(229)
USD16,665	NZD25,570	Standard Chartered Bank	10/28/2020	(251)
USD69,744	EUR59,875	HSBC Bank	10/28/2020	(498)
CAD22,500	USD16,976	HSBC Bank	11/6/2020	(76)
USD6,588	RUB491,800	JPMorgan Chase	11/20/2020	294
RUB190,300	USD2,434	Citibank	11/20/2020	2
RUB111,150	USD1,443	JPMorgan Chase	11/20/2020	(21)
USD3,635	AUD5,000	Goldman Sachs	12/16/2020	53
USD6,004	NZD9,000	Goldman Sachs	12/16/2020	51
EUR2,000	CZK54,080	JPMorgan Chase	12/16/2020	4
HUF729,312	EUR2,000	JPMorgan Chase	12/16/2020	—[11]
PLN4,463	EUR1,000	Citibank	12/16/2020	(20)
EUR2,000	SEK21,198	Goldman Sachs	12/16/2020	(20)
SEK20,718	EUR2,000	Standard Chartered Bank	12/16/2020	(33)
NOK19,835	USD2,200	Standard Chartered Bank	12/16/2020	(73)
CZK239,487	EUR9,000	Citibank	12/16/2020	(185)
				$(3,424)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
1.1308%	6-month GBP-LIBOR	1/11/2023	£26,600	$803	$—	$803
U.S. EFFR	0.093%	7/2/2025	$4,500	7	—	7
U.S. EFFR	0.096%	7/2/2025	4,500	6	—	6
U.S. EFFR	0.10875%	7/6/2025	59,100	45	—	45
U.S. EFFR	0.0995%	7/9/2025	29,500	36	—	36
U.S. EFFR	0.105%	7/9/2025	29,600	29	—	29
U.S. EFFR	0.099%	7/10/2025	72,500	91	—	91
Capital World Bond Fund — Page 35 of 42

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2020 (000)
3-month Canada BA	0.7325%	7/22/2025	C$7,450	$4	$—	$4
U.S. EFFR	0.131%	10/1/2025	$7,300	4	—	4
U.S. EFFR	0.2985%	10/2/2027	5,300	(3)	—	(3)
1.3798%	6-month GBP-LIBOR	1/11/2028	£18,350	1,862	—	1,862
0.37855%	6-month JPY-LIBOR	10/12/2028	¥4,200,000	1,257	—	1,257
0.0079%	6-month JPY-LIBOR	4/8/2030	5,390,000	(38)	—	(38)
0.483%	U.S. EFFR	10/1/2030	$3,000	(5)	—	(5)
1.5598%	6-month GBP-LIBOR	1/11/2038	£10,700	2,370	—	2,370
6-month GBP-LIBOR	0.6672%	8/28/2050	920	(31)	—	(31)
0.905%	U.S. EFFR	10/1/2050	$800	(7)	—	(7)
0.9075%	U.S. EFFR	10/1/2050	850	(7)	—	(7)
					$—	$6,423
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2020 (000)
CDX.NA.IG.35	1.00%/Quarterly	12/20/2025	$277,660	$(5,787)	$(5,902)	$115
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2020 (000)
1.00%/Quarterly	CDX.EM.34	12/20/2025	$12,000	$(762)	$(805)	$43
Investments in affiliates17

	Value of affiliate at 1/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2020 (000)	Dividend income (000)
Short-term securities 6.09%
Money market investments 6.09%
Capital Group Central Cash Fund 0.12%[16]	$580,187	$4,487,801	$4,232,985	$682	$(1,060)	$834,625	$3,533
Capital World Bond Fund — Page 36 of 42

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,505,614,000, which represented 10.98% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $23,625,000, which represented .17% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $10,777,000, which represented .08% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Amount less than one thousand.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $25,864,000, which represented .19% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 9/30/2020.
[17]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Advanz Pharma Corp. Ltd.	8/31/2018	$670	$266.00%
Capital World Bond Fund — Page 37 of 42

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,703,993,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,465,114,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,509,416,000 and $610,646,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that
Capital World Bond Fund — Page 38 of 42

unaudited
are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Capital World Bond Fund — Page 39 of 42

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,283,004	$—	$2,283,004
Japanese yen	—	1,361,859	—	1,361,859
Chinese yuan renminbi	—	691,554	—	691,554
British pounds	—	401,785	—	401,785
Canadian dollars	—	327,111	—	327,111
Malaysian ringgits	—	266,693	—	266,693
Mexican pesos	—	233,634	—	233,634
Danish kroner	—	227,161	—	227,161
Russian rubles	—	141,953	—	141,953
Australian dollars	—	132,709	—	132,709
Israeli shekels	—	93,074	—	93,074
South Korean won	—	84,643	—	84,643
Colombian pesos	—	73,727	—	73,727
Indonesian rupiah	—	66,360	—	66,360
New Zealand dollars	—	60,548	—	60,548
South African rand	—	53,411	—	53,411
Ukrainian hryvnia	—	42,816	—	42,816
Thai baht	—	38,114	—	38,114
Singapore dollars	—	32,971	—	32,971
Indian rupees	—	25,784	—	25,784
Polish zloty	—	22,127	—	22,127
Brazilian reais	—	20,261	—	20,261
Chilean pesos	—	19,737	—	19,737
Dominican pesos	—	18,935	—	18,935
Peruvian nuevos soles	—	12,941	—	12,941
Argentine pesos	—	11,525	—	11,525
Uruguayan pesos	—	10,217	—	10,217
Romanian leu	—	7,662	—	7,662
Norwegian kroner	—	4,716	—	4,716
Hungarian forints	—	3,239	—	3,239
Turkish lira	—	2,515	—	2,515
Ghana cedi	—	366	—	366
Zambian kwacha	—	181	—	181
Egyptian pounds	—	32	—	32
U.S. dollars	—	6,215,742	3,264	6,219,006
Common stocks	774	—	6,253	7,027
Rights & warrants	—	3	—	3
Short-term securities	834,625	55,105	—	889,730
Total	$835,399	$13,044,215	$9,517	$13,889,131
Capital World Bond Fund — Page 40 of 42

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,634	$—	$—	$2,634
Unrealized appreciation on open forward currency contracts	—	15,535	—	15,535
Unrealized appreciation on interest rate swaps	—	6,514	—	6,514
Unrealized appreciation on credit default swaps	—	158	—	158
Liabilities:
Unrealized depreciation on futures contracts	(2,125)	—	—	(2,125)
Unrealized depreciation on open forward currency contracts	—	(18,959)	—	(18,959)
Unrealized depreciation on interest rate swaps	—	(91)	—	(91)
Total	$509	$3,157	$—	$3,666
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	KRW = South Korean won
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BA = Banker’s acceptances	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	Ref. = Refunding
CZK = Czech korunas	Rev. = Revenue
DKr = Danish kroner	RON = Romanian leu
DOP = Dominican pesos	RUB = Russian rubles
EFFR = Effective Federal Funds Rate	S$ = Singapore dollars
EGP = Egyptian pounds	SEK = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	TBA = To-be-announced
GBP/£ = British pounds	THB = Thai baht
GHS = Ghanaian cedi	TRY = Turkish lira
HUF = Hungarian forints	UAH = Ukrainian hryvnia
ICE = Intercontinental Exchange, Inc.	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
ILS = Israeli shekels	ZAR = South African rand
INR = Indian rupees	ZMW = Zambian kwacha
JPY/¥ = Japanese yen
Capital World Bond Fund — Page 41 of 42

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-031-1120O-S78110	Capital World Bond Fund — Page 42 of 42